As filed with the Securities and Exchange Commission on January 19, 2007

Registration No. 333-________

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐	PRE-EFFECTIVE AMENDMENT NO.
☐	POST-EFFECTIVE AMENDMENT NO.

CNI CHARTER FUNDS

(Exact Name of Registrant as Specified in Charter)

400 North Roxbury Drive, Beverly Hills, CA 90210

(Address of Principal Executive Offices)

(800) 708-8881

(Registrant’s Telephone Number)

William J. Souza, Esq.

400 North Roxbury Drive

Beverly Hills, California 90210

(Name and Address of Agent for Service)

with copies to:

Michael Glazer

Paul, Hastings, Janofsky & Walker, LLP

515 South Flower Street

Los Angeles, California 90071

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933.

It is proposed that this filing shall become effective on February 18, 2007, pursuant to Rule 488 under the Securities Act of 1933, as amended, or on such earlier date as the Commission shall declare this Registration Statement effective pursuant to that Rule.

No filing fee is due because the Registrant will be deemed to have registered an indefinite number of shares under the Securities Act of 1933 pursuant to Section 24(f) under the Investment Company Act of 1940, upon the effective date of the Registrant’s registration statement on Form N-1A.

CNI CHARTER FUNDS

400 North Roxbury Drive

Beverly Hills, California 90210

1-888-889-0799

Dear Shareholder:

We are seeking your approval of the proposed reorganization of the Technology Growth Fund series (the “Tech Fund”) of CNI Charter Funds (the “Trust”) into the Large Cap Growth Equity Fund series (the “Growth Fund”) of the Trust. City National Asset Management, Inc. (“CNAM, Inc.”) is the investment adviser for both Funds. You are being asked to approve the proposed reorganization at a Special Meeting of Shareholders to be held on March 28, 2007 (the “Meeting”).

This reorganization is being proposed, among other reasons, to reduce the annual operating expenses borne by shareholders of the Tech Fund. The Growth Fund has significantly more assets than the Tech Fund ($51,240,276 compared to $2,841,571 as of December 31, 2006). It also has a significantly lower annual expense ratio (0.99% compared to 1.19% for Institutional Class shareholders and 1.24% compared to 1.49% for Class A shareholders for the year ended December 31, 2006). The two Funds have similar investment objectives, strategies and risks, except for those associated with the Tech Fund’s focus on technology companies and the Growth Fund’s focus on large cap companies. The reorganization will be structured to be tax-free to both Funds and their shareholders. There will be no dilution of your investment.

If the proposed reorganization is approved by shareholders, at the close of business on April 16, 2007, the Tech Fund will transfer its assets to the Growth Fund and the Growth Fund will assume the liabilities of the Tech Fund. On that date, you will receive shares of the Growth Fund of the same class and equal in aggregate net asset value to the value of your shares of the Tech Fund.

CNAM, Inc. will bear the costs of the proposed reorganization, including legal, accounting and transfer agent costs. Enclosed are various materials, including a Combined Prospectus and Proxy Statement and proxy ballot for the Meeting. The materials will provide you with detailed information about the proposed reorganization. We at CNAM, Inc., and the Board of Trustees of the Trust, believe the reorganization is in the best interests of the shareholders of both Funds. The Board of Trustees and I urge you to vote in favor of the proposed reorganization.

Your vote is important. Please take a moment now to sign and return your green proxy card in the enclosed postage paid return envelope. If we do not hear from you after a reasonable amount of time you may receive a telephone call from us, reminding you to vote your shares.

Sincerely,

Vernon C. Kozlen
President

CNI CHARTER FUNDS

TECHNOLOGY GROWTH FUND

400 North Roxbury Drive

Beverly Hills, California 90210

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

To Be Held on March 28, 2007

A special meeting of Shareholders of the Technology Growth Fund series (the “Tech Fund”) of CNI Charter Funds (the “Trust”) will be held on March 28, 2007, at 9:00 a.m. Pacific Time, at 400 North Roxbury Drive, Beverly Hills, California 90210. The meeting will be held for the following purposes:

1.      Reorganization of the Tech Fund. For the shareholders of the Tech Fund to consider and vote on a proposed reorganization of the Fund into the Large Cap Growth Equity Fund series of the Trust and the subsequent dissolution of the Tech Fund.

2.     Other Business. To consider and act upon such other business as may properly come before the meeting or any adjournments.

The Board of Trustees of the Trust has unanimously approved the proposed reorganization. Please read the accompanying Combined Prospectus and Proxy Statement for a more complete discussion of the proposal.

Shareholders of the Tech Fund of record as of the close of business on January 31, 2007 are entitled to notice of, and to vote at, the special meeting or any adjournment thereof.

You are invited to attend the special meeting. If you cannot do so, please complete and return the accompanying proxy in the enclosed postage paid return envelope as promptly as possible. This is important for the purpose of ensuring a quorum at the special meeting. You may revoke your proxy at any time before it is exercised by signing and submitting a revised proxy, by giving written notice of revocation to the Trust at any time before the proxy is exercised, or by voting in person at the special meeting.

By Order of the Board of Trustees,

Vernon C. Kozlen

President

___________, 2007

CNI CHARTER FUNDS

COMBINED PROSPECTUS AND PROXY STATEMENT

The Board of Trustees of CNI Charter Funds (the “Trust”) is soliciting the enclosed proxies in connection with a special meeting (the “Meeting”) of shareholders of the Technology Growth Fund series (the “Tech Fund”) of the Trust.

The Meeting will be held on March 28, 2007 at 9:00 a.m. Pacific Time at 400 North Roxbury Drive, Beverly Hills, California 90210. The Meeting is being called to consider the proposed reorganization of the Tech Fund into the Large Cap Growth Equity Fund series (the “Growth Fund”) of the Trust and the subsequent dissolution of the Tech Fund, and to transact such other business as may properly come before the meeting or any adjournments thereof. Each of the Tech Fund and the Growth Fund are referred to herein as a “Fund” and collectively, the “Funds.” Shareholders of record of the Tech Fund as of January 31, 2007 will be entitled to vote at the Meeting.

The Trust is an open-end management investment company (referred to generally as a “mutual fund”). The Trust’s offices are located at 400 North Roxbury Drive, Beverly Hills, California 90210. The Trust’s phone number is 1-888-889-0799.

This Combined Prospectus and Proxy Statement (the “Proxy Statement”) is furnished to the shareholders of the Tech Fund on behalf of the Board of Trustees of the Trust in connection with the solicitation of voting instructions for the Meeting. It is being mailed to shareholders of the Tech Fund on or about February 28, 2007. The prospectus for the Growth Fund (the “Prospectus”) accompanies and is incorporated into this Proxy Statement. This Proxy Statement and the Prospectus set forth concisely the information about the Growth Fund and the proposed reorganization that Tech Fund shareholders should know before voting on the reorganization. You should retain them for future reference.

Additional information is set forth in the Statement of Additional Information dated February 28, 2007 relating to this Proxy Statement, which is also incorporated by reference into this Proxy Statement. The Trust will furnish you, at your request and without charge, a copy of the Statement of Additional Information or the most recent annual or semi-annual report for the Funds. You can request copies by calling 1-888-889-0799 or by writing to SEI Investments Distribution Co., One Freedom Valley Drive, Oaks, Pennsylvania 19456. As described herein, additional information about the Trust has been filed with the Securities and Exchange Commission (the “SEC”).

The SEC has not approved or disapproved these securities or passed on the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Dated: February 28, 2007.

TABLE OF CONTENTS

Page

SUMMARY OF PROXY STATEMENT	1
PROPOSED REORGANIZATION	6
VOTING AND MEETING PROCEDURES	10
GENERAL INFORMATION	12
LEGAL MATTERS	13
FINANCIAL STATEMENTS	13
INFORMATION FILED WITH THE SECURITIES AND EXCHANGE COMMISSION	13

-i-

SUMMARY OF PROXY STATEMENT

Proposed Reorganization

The Board of Trustees of the Trust (the “Board”) has called the Meeting to allow shareholders of the Tech Fund to consider and vote on the proposed reorganization of the Tech Fund into the Growth Fund (the “Reorganization”). The Board met on December 7, 2006 to discuss the proposal, and approved the Reorganization, subject to the approval of the Tech Fund’s shareholders (including a majority of the independent trustees – i.e., those trustees who are not “interested persons” of the Trust as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)).

The proposed Reorganization involves the transfer of substantially all of the assets and liabilities of the Tech Fund to the Growth Fund in exchange for shares of the Growth Fund. The transfer of assets by the Tech Fund will occur at their current market value, and shares of the Growth Fund to be issued to the Tech Fund will be valued at their current net asset value, as determined in accordance with the Trust’s valuation procedures. Following this distribution, shares of the Growth Fund will be distributed to shareholders of the Tech Fund and the Tech Fund will be dissolved.

As a result of the proposed Reorganization, each shareholder of the Tech Fund will receive that number of full and fractional shares of the Growth Fund equal in aggregate value at the time of the exchange to the aggregate value of such shareholder’s shares of the Tech Fund. The Reorganization is expected to constitute a tax-free exchange of shares for the Tech Fund shareholders, which means that no gain or loss will be recognized by the Tech Fund, the Growth Fund, or the shareholders of the Tech Fund or Growth Fund as a result of the Reorganization.

Each Fund is a diversified fund, which means that it is limited as to amounts it may own of issuers with respect to 75% of its assets. The Funds have similar investment objectives, strategies and risks, except for those associated with the focus of the Tech Fund in technology companies and those associated with the focus of the Growth Fund in large capitalization stocks. Each Fund is subject to the same fundamental and non-fundamental investment policies as set forth in the Trust’s Statement of Additional Information. City National Asset Management, Inc. (“CNAM, Inc.”) serves as the investment adviser for, and has identical responsibilities with respect to, each Fund.

The Board believes that the proposed Reorganization is in the best interests of each Fund and its shareholders, and that the interests of the shareholders of the Funds will not be diluted as a result of the proposed Reorganization. Because CNAM, Inc. charges a lower investment advisory fee to manage the Growth Fund than to manage the Tech Fund, and because the Growth Fund has significantly more assets than the Tech Fund and is therefore able to share certain operating expenses across a larger pool of assets, the Growth Fund has lower annual expense ratios (as a percentage of average net assets) than the Tech Fund. Accordingly, based upon information provided to the Board by CNAM, Inc. and the Trust’s administrator, the Board believes that the proposed Reorganization will reduce the annual operating expenses currently paid by the Tech Fund’s shareholders.

CNAM, Inc., rather than the shareholders of the Tech Fund, will bear the costs of the proposed Reorganization, including legal, accounting and transfer agent costs.

Comparison of Investment Objectives and Principal Strategies

Except for the Tech Fund’s focus on technology companies and the Growth Fund’s focus on large capitalization companies, the investment objectives and principal strategies of the Tech Fund and the Growth Fund are similar. The investment objective and principal strategies of each Fund are set forth in the following table.

	Tech Fund	Growth Fund
Investment Objectives

The Fund seeks to provide long-term capital appreciation by investing primarily in U.S. corporations and U.S. dollar denominated American Depository Receipts of foreign corporations with the potential for growth which engage in technology-focused businesses.

The Fund seeks to provide capital appreciation by investing in large U.S. corporations and U.S. dollar denominated American Depository Receipts of large foreign corporations with the potential for growth.

Principal Strategies

The Fund purchases a diversified portfolio, at least 80% of which consists of equity securities of U.S. corporations of any size and U.S. dollar denominated American Depository Receipts of foreign corporations of any size that are engaged in the production, distribution and development of products or services based on technology and which CNAM, Inc. believes should benefit significantly from advances or improvements in technology.

Although the Fund will generally invest primarily in large capitalization companies, the Fund may also invest a significant portion of its assets in companies with smaller capitalizations. Small capitalization companies and large capitalization companies are defined for this purpose as companies with market capitalizations at the time of purchase in the range of those market capitalizations of companies included in the Russell 3000 Technology Index (over time the range varies, and was $108 million to $293 billion as of December 31, 2006).

The Fund purchases a diversified portfolio, at least 80% of which consists of equity securities of large U.S. corporations and U.S. dollar denominated American Depository Receipts of large foreign corporations.

Large corporations are defined for this purpose as companies with market capitalizations at the time of purchase in the range of those market capitalizations of companies included in the S&P 500/Citigroup Growth Index (over time the range varies, and was $1.3 billion to $427 billion as of December 31, 2006).

Principal Strategies (cont.)

CNAM, Inc. uses a combination of quantitative and fundamental analysis to select companies with share price growth potential that may not be recognized by the market at large.

The Fund will be diversified across a number of industries within the technology area, and will not concentrate its investments in any particular group of related industries. Nevertheless, the Fund may hold a significant portion of its assets in specific technology-related industries.

CNAM, Inc. uses a combination of quantitative and fundamental analysis to select companies with share price growth potential that may not be recognized by the market at large.

Although the Fund is not an index fund, CNAM, Inc. seeks to manage the portfolio’s overall risk characteristics to be similar to those of the S&P 500/Citigroup Growth Index.

Comparison of Principal Investment Risks

The principal risks to which investments in the Tech Fund and the Growth Fund are subject are set forth below.

Each of the Tech Fund and the Growth Fund is subject to “market” risk, which is the risk that the Fund may expose you to a sudden decline in a holding's share price or an overall decline in the stock market. As with any stock fund, the value of your investment in the relevant Fund will fluctuate on a day-to-day and a cyclical basis with movements in the stock market, as well as in response to the activities of individual companies in which the Fund invests. In addition, individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. Each Fund is also subject to the risk that its principal market segment - technology growth stocks in the case of the Tech Fund, and large capitalization growth stocks in the case of the Growth Fund - may underperform other equity market segments or the market as a whole.

In connection with its focus on technology companies, the Tech Fund is subject to “technology” and “single stock” risk. As the Growth Fund has historically invested to a greater degree in foreign issuers than the Tech Fund, it is subject to “foreign securities” risk. These risks are described in the following table.

Tech Fund	Growth Fund

TECHNOLOGY RISK - Companies in the rapidly changing fields of technology face special risks. For example, their products or services may not prove commercially successful or may become obsolete quickly. Technology companies may also be subject to rapidly changing and uncertain governmental regulation and policies which may have a material adverse effect on these companies. Additionally, companies in this area may be subject to high research and development expenses and intense competitive pressures, and are dependent upon

FOREIGN SECURITIES RISK - Foreign stocks tend to be more volatile than U.S. stocks, and are subject to risks that are not typically associated with domestic stocks. For example, such investments may be adversely affected by changes in currency rates and exchange control regulations, future political and economic developments and the possibility of seizure or nationalization of companies, or the imposition of withholding taxes on income. Foreign markets tend to be more volatile than the U.S. market due to economic and political instability and regulatory conditions in

Tech Fund	Growth Fund

consumer and business acceptance of new technologies. Because of these risks, the value of the Fund's shares may be susceptible to greater risk and market fluctuation than an investment in a fund that invests in a broader range of portfolio securities not concentrated in any particular area. The Fund is not an appropriate investment for individuals who are not long-term investors and who, as their primary objective, require safety of principal or stable income from their investments.

some countries.

SINGLE STOCK RISK - Consistent with its designation as a diversified mutual fund, the Fund may invest up to 25% of its total assets in common stock issued by a single company. For example, as of the Fund's most recent fiscal year end, 8% of the Fund's net assets were invested in common stock of Microsoft Corporation. As with any mutual fund, whether diversified or not, volatility in the price of an individual security will have a proportionate impact on the volatility of the net asset value of the Fund. The impact of volatility in the price of an individual security on the net asset value of the Fund depends on how widely the Fund diversifies its investments among the various companies it holds. Accordingly, the more that the Fund invests its assets in the stock of a single company, the larger proportionate impact any change in the value of such stock will have on the net asset value of the Fund.

Comparison of Shareholder Rights

Because each Fund is a series of the Trust, the Reorganization will not affect the rights of shareholders of any class of the Tech Fund.

Comparison of Distribution

Because each Fund is a series of the Trust, shares of any class of the Growth Fund are distributed in the same way as shares of the same class of the Tech Fund, and the method of their distribution will not be affected by the Reorganization.

Comparison of Purchase and Redemption Procedures

Because each Fund is a series of the Trust, the Reorganization will not affect the purchase and redemption procedures of any class of the Tech Fund. After the Reorganization, shareholders of the Growth Fund will continue to be able to exchange their shares for shares of the same class of all other series of the Trust.

Comparison of Fees and Expenses

The types of fees and expenses of the Growth Fund are the same as those of the Tech Fund. CNAM, Inc. receives investment advisory fees of 0.65% and 0.85% of average daily net assets from the Growth Fund and Tech Fund, respectively, for serving as their investment adviser. The fees are accrued daily and paid monthly.

CNAM, Inc. has agreed to limit its fees or reimburse each of the Growth Fund and the Tech Fund for investment advisory fees and other expenses to the extent necessary to keep the Fund’s total annual operating expenses from exceeding specified percentages of its average daily net assets, as indicated in the tables below. The expense limits for the Growth Fund are lower than the expense limits for the Tech Fund.

The following table shows the fees for the Tech Fund and the Growth Fund for the year ended September 30, 2006, except as stated in footnote (2) below. The fees and expenses of the Growth Fund, on a pro forma basis after giving effect to the proposed Reorganization, are expected to stay the same as the current fees of the Growth Fund as set forth below.

	Tech Fund		Growth Fund
	Class A Shares	Institutional Class Shares	Class A Shares	Institutional Class Shares

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fee(1)	0.85%	0.85%	0.65%	0.65%
Distribution (12b-1) Fees	0.30%	None	0.25%	None
Other Expenses
Shareholder Servicing Fee	0.25%	0.25%	0.25%	0.25%
Other Fund Expenses(2)	0.09%	0.09%	0.09%	0.09%
Total Other Expenses(2)	0.34%	0.34%	0.34%	0.35%
Total Annual Fund Operating Expenses (2)(3)	1.49%	1.19%	1.24%	1.00%

____________________________

(1)	The “Management Fee” is an annual fee, payable monthly out of the Fund’s net assets.
(2)

Other Fund Expenses, Total Other Expenses and Total Annual Fund Operating Expenses for the Tech Fund have been restated to reflect expense estimates for the current fiscal year and the completed recovery by CNAM, Inc. of previously waived fees.

(3)

CNAM, Inc. has voluntarily agreed to limit its fees or reimburse the Technology Growth Fund for expenses to the extent necessary to keep the Class A and Institutional Class Total Annual Fund Operating Expenses at or below 1.50% and 1.20%, respectively. Any fee reductions or reimbursements may be repaid to CNAM, Inc. within three years after they occur if such repayments can be achieved within the Fund’s then current expense limit, if any, for that year and if certain other conditions are satisfied.

CNAM, Inc. has voluntarily agreed to limit its fees or reimburse the Growth Fund for expenses to the extent necessary to keep the Class A and Institutional Class Total Annual Fund Operating Expenses at or below 1.30% and 1.05%, respectively. Any fee reductions or reimbursements may be repaid to CNAM, Inc. within three years after they occur if such repayments can be achieved within the Fund’s then current expense limit, if any, for that year and if certain other conditions are satisfied.

The examples set forth below are intended to help you compare the cost of investing in the Tech Fund, the Growth Fund, and on a pro forma basis, in the Growth Fund after giving effect to the Reorganization, and also to help you compare these costs with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the relevant Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year, that all dividends and other distributions are reinvested and that total operating expenses for the Fund are those shown in the tables above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Institutional Class	1 Year	3 Years	5 Years	10 Years
Tech Fund:	$121	$378	$654	$1,443
Growth Fund:	$102	$318	$552	$1,225
Pro Forma Combined Growth Fund:	$102	$318	$552	$1,225

Class A	1 Year	3 Years	5 Years	10 Years
Tech Fund:	$152	$471	$813	$1,779
Growth Fund:	$127	$397	$686	$1,511
Pro Forma Combined Growth Fund:	$127	$397	$686	$1,511

PROPOSED REORGANIZATION

The Board of Trustees of the Trust has approved a plan to reorganize the Tech Fund into the Growth Fund. To proceed, we need the approval of the shareholders of the Tech Fund. The following pages outline the important details of the proposed Reorganization.

Why Do We Want to Reorganize the Funds?

CNAM, Inc. proposed the Reorganization to the Board, and the Board is recommending the Reorganization to you, among other reasons, to reduce the annual operating expenses borne by shareholders of the Tech Fund. The Growth Fund has significantly more assets and a significantly lower expense ratio than the Tech Fund. Because CNAM, Inc.’s investment advisory fee with respect to the Growth Fund (0.65% of average net assets) is less than its fee with respect to the Tech Fund (0.85% of average net assets), and because certain operating expenses will be shared across a larger pool of assets, it is anticipated that if the Reorganization is approved, shareholders of the Tech Fund will bear lower expense ratios as shareholders of the Growth Fund than they did as shareholders of the Tech Fund. Further, CNAM, Inc. has voluntarily agreed to limit its fees or reimburse the Growth Fund for expenses to the extent necessary to keep the Class A and Institutional Class total annual fund operating expenses at or below 1.30% and 1.05%, respectively, which are lower than CNAM, Inc.’s expense limits of 1.50% and 1.20% for the Class A and Institutional Class shares of the Tech Fund.

The Reorganization will be structured to be tax-free to both Funds and their shareholders. There will be no dilution of your investment.

Based upon their evaluation of the relevant information presented to them, and in light of their fiduciary duties under federal and state law, the Board has determined that the

Reorganization is in the best interests of shareholders of the Tech Fund and the Growth Fund. In approving the Reorganization, the Board considered the terms and conditions of a proposed Agreement and Plan of Reorganization between the Trust on behalf of the Tech Fund and the Trust on behalf of the Growth Fund (the “Reorganization Agreement”) and the following factors, among others:

(1)           The assets of the Tech Fund are small ($2,842,571 as of December 31, 2006) and its prospects for further growth are not good. In recommending the Reorganization to the Board, CNAM, Inc. considered the market for stocks of technology companies, noting that at the time of inception of the Tech Fund in October 2000, technology stocks accounted for approximately 32% of the market capitalization of the S&P 500 Index, as compared to approximately 16% as of December 2006. CNAM, Inc. also pointed out that the Tech Fund’s benchmark, the Russell 3000 Technology Index, has depreciated by approximately 12.8% per year over the same six-year period.

(2)           Because the investment advisory fee charged by CNAM, Inc. to the Growth Fund is significantly less than CNAM, Inc.’s fee with respect to the Tech Fund, and because certain operating expenses will be shared across a larger pool of assets, as a result of the Reorganization shareholders of the Tech Fund would bear lower expense ratios as shareholders of the Growth Fund.

(3)           The two Funds have similar investment objectives, strategies and risks, except for those associated with the focus of the Tech Fund in technology companies and those associated with the focus of the Growth Fund in large capitalization companies. In considering the proposed Reorganization, the Board noted that although the Tech Fund permits greater flexibility than the Growth Fund with respect to the range of market capitalization of companies in which the Funds can invest, a significant portion of the assets of the Tech Fund (approximately 62% as of December 31, 2006) was invested in large cap stocks, and that as of that date, nine of the Tech Fund’s ten largest holdings were also held by the Growth Fund.

(4)           The Growth Fund and Tech Fund are managed by the same investment adviser, CNAM, Inc. Furthermore, the other services and privileges available to the shareholders of the Growth Fund will be the same as those available to Tech Fund shareholders.

(5)	CNAM, Inc. will pay the expenses of the Reorganization.

(6)           The interests of the Fund’s shareholders will not be diluted as a result of the Reorganization. The exchange will take place at net asset value and there will be no sales charge or other charge imposed as a result of the Reorganization.

(7)           There will be no adverse federal income tax consequences of the Reorganization other than as described below, as the Reorganization is structured to qualify as a tax-free exchange.

After consideration of the factors mentioned above and other relevant information, at a meeting held on December 7, 2006 the Board determined that the Reorganization is in the best interests of the Funds and their shareholders, unanimously approved the Reorganization Agreement and directed that it be submitted to shareholders for approval. The Board unanimously recommends that shareholders vote “FOR” approval of the Reorganization.

How Will We Accomplish the Reorganization?

The Reorganization Agreement, a copy of which is attached to this Proxy Statement as Exhibit A, spells out the terms and conditions of the Reorganization. If the shareholders of the Tech Fund approve the Reorganization, the Reorganization essentially will involve the following steps, which will occur substantially simultaneously:

•	First, the Tech Fund will transfer all of its assets and liabilities to the Growth Fund.
•

Second, in exchange for the assets transferred to the Growth Fund, the Tech Fund will receive shares of beneficial interest of the Growth Fund having a total value equal to the value of the assets the Tech Fund transferred to the Growth Fund (net of any liabilities).

•	Third, the Tech Fund will distribute the shares of the Growth Fund which it receives to its shareholders and the Tech Fund will dissolve.
•

Fourth, the Growth Fund will open an account for each shareholder of the Tech Fund and will credit the shareholder with shares of the Growth Fund of the same class and having the same total value as the Tech Fund shares that he or she owned on the date of the Reorganization. Share certificates will not be issued.

In essence, shareholders of the Tech Fund who vote their shares in favor of the Reorganization are electing to redeem their shares of the Tech Fund at net asset value and reinvest the proceeds in shares of the Growth Fund at net asset value without recognition of taxable gain or loss for federal income tax purposes.

Pursuant to the Reorganization Agreement, the number of Growth Fund shares to be issued to the Tech Fund will be computed as of 4:00 PM Eastern time on the date preceding the closing date of the Reorganization in accordance with the regular practice of the Funds. The effectiveness of the Reorganization is contingent upon, among other things, obtaining approval of the shareholders of the Tech Fund.

CNAM will bear the costs of the proposed Reorganization, including legal, accounting and transfer agent costs. These costs will not be borne by the shareholders of either Fund.

If the Reorganization is approved by the Tech Fund’s shareholders, it will take place as soon as feasible. Management of the Trust believes this should be accomplished by April 16, 2007. However, at any time before the Reorganization the Board may decide that it is not in the best interest of the Tech Fund’s shareholders to go forward.

If the shareholders of the Tech Fund do not approve the Reorganization or the Reorganization is not completed for any other reason, the Tech Fund will continue its current form of operation until the Board determines what further action, if any, to recommend to the shareholders of the Fund.

Are There Material Differences Between the Tech Fund and the Growth Fund?

The differences in the investment objectives, principal strategies and principal risks of the Tech Fund and the Growth Fund are as described above. As each Fund is a series of the Trust, there are no material differences between the rights of their respective shareholders. None of the Funds’ service providers, including CNAM, Inc. as investment adviser, will change in connection with the Reorganization.

Federal Income Tax Consequences of the Reorganization

When the Reorganization takes place, the Trust will receive an opinion of counsel that the reorganization will qualify as a “reorganization” within the meaning of Section 368 of the Internal Revenue Code of 1986, as amended (the “Code”), with each of the Tech Fund and Growth Fund being a “party to a reorganization” within the meaning of Section 368 of the Code. As a result, the Reorganization will be tax-free for federal income tax purposes for each Fund and its shareholders. The adjusted federal tax basis of your Growth Fund shares following the Reorganization will be the same as the adjusted basis of your Tech Fund shares before the Reorganization.

Immediately prior to the Reorganization, the Tech Fund will have unutilized capital loss carryforwards of approximately $1,500,000. The final amount of unutilized capital loss carryforwards for the Tech Fund is subject to change and will not be finally determined until the closing date of the Reorganization. The Growth Fund’s ability to use this capital loss carryforward in the future will be limited because the Tech Fund will be treated as having undergone an ownership change under Section 382 of the Code. As a result, the Growth Fund will be able to use such capital loss carryforwards in any year only up to an amount generally equal to the product of (i) the value of the Tech Fund on the date of the Reorganization and (ii) the long-term tax-exempt rate as of that date, as published by the Internal Revenue Service (“IRS”). Based on these limitations, approximately $720,000 of the Tech Fund’s $1,500,000 capital loss carryforward is expected to expire unutilized as a result of the Reorganization. The estimated $780,000 balance of the Tech Fund’s capital loss carryforward will be shared by the Growth Fund shareholders as well as the Tech Fund shareholders.

The Trust has not sought, and will not seek, a private ruling from the IRS with respect to the federal income tax consequences of the Reorganization. The opinion of counsel with respect to certain federal income tax consequences of the Reorganization is not binding on the IRS and does not preclude the IRS from adopting a contrary position. Shareholders should consult their own tax advisers concerning the potential tax consequences of the reorganization to them, including any applicable foreign, state or local income tax consequences.

How Will the Capitalization of the New Funds Compare with the Corresponding Existing Funds?

The following table sets forth as of January 31, 2007: (i) the capitalization of each Fund and (ii) the pro forma capitalization of the Growth Fund, as adjusted to give effect to the Reorganization.

Tech Fund	Class A Shares	Institutional Class Shares

Aggregate Net Assets
Shares Outstanding
Net Asset Value Per Share

Growth Fund	Class A Shares	Institutional Class Shares

Aggregate Net Assets
Shares Outstanding
Net Asset Value Per Share

Combined Pro forma Growth Fund	Class A Shares	Institutional Class Shares

Aggregate Net Assets
Shares Outstanding
Net Asset Value Per Share

Description of the Securities to be Issued

The Trust is registered with the SEC as an open-end management investment company and its Trustees are authorized to issue an unlimited number of shares of beneficial interest in each separate series, including the Growth Fund. Shares of each series of the Trust represent equal proportionate interests in the assets of that series only and have identical voting, dividend, redemption, liquidation, and other rights. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other rights to subscribe to any additional shares.

VOTING AND MEETING PROCEDURES

How to Vote

This proxy is being solicited by the Board of Trustees of the Trust. You can vote by mail or in person at the Meeting.

To vote by mail, sign and send us the enclosed Proxy voting card in the postage paid return envelope provided. If you vote by Proxy, you can revoke your Proxy by notifying the Secretary of the Trust in writing, or by returning a Proxy with a later date. You also can revoke a Proxy by voting in person at the Meeting. Even if you plan to attend the Meeting and vote in person, please return the enclosed Proxy card. This will help us ensure that an adequate number of shares are present at the Meeting.

THE BOARD OF TRUSTEES OF THE TRUST RECOMMENDS THAT YOU VOTE “FOR” THE PROPOSED REORGANIZATION.

Proxy Solicitation

In addition to the solicitation of proxies by mail, officers and employees of the Trust and CNAM, Inc., without additional compensation, may solicit proxies in person or by telephone. CNAM, Inc. will reimburse banks, brokerage houses and other custodians, nominees and fiduciaries for the costs of forwarding soliciting materials to beneficial owners of shares entitled to vote at the Meeting.

Quorum Requirements

The presence in person or by proxy of one third of the outstanding shares of the Tech Fund entitled to vote will constitute a quorum for the Meeting. If a quorum is not present, sufficient votes are not received by the date of the Meeting, or the holders of shares present in person or by proxy determine to adjourn the Meeting for any other reason, a person named as proxy may propose one or more adjournments from time to time to permit further solicitation of proxies. The Fund will count all shares represented by proxies that reflect abstentions and “broker non-votes” (i.e., shares held by brokers or nominees as to which instructions have not been received from the beneficial owners or the person entitled to vote, and the broker or nominee does not have discretionary voting power on the matter) as shares that are present and entitled to vote for purposes of determining a quorum. A majority of shares represented at the meeting can adjourn the meeting. The persons named as proxies will vote “FOR” adjournment with respect to a proposal those proxies which they are entitled to vote in favor of the proposal, and will vote those proxies they are required to vote against the proposal “AGAINST” such an adjournment. Abstentions and “broker non-votes” will have no effect on the outcome of a vote on adjournment.

Vote Required

Approval of the Reorganization requires the affirmative vote of the lesser of (i) 67% or more of the Tech Fund shares present or represented at the meeting, if shareholders of more than 50% of all shares of the Tech Fund are present or represented by proxy, or (ii) more than 50% of all shares of the Tech Fund.

The Fund will count the number of votes cast “for” approval of the Reorganization to determine whether sufficient affirmative votes have been cast. Assuming the presence of a quorum, abstentions and broker non-votes have the effect of negative votes.

Shareholders Entitled to Vote

Shareholders of the Funds at the close of business on January 31, 2007 will be entitled to be present and vote at the Meeting. Shareholders are entitled to one vote for each share held and fractional votes for fractional shares held. As of that date, __________ shares of the Tech Fund (_______ Class A shares and ___________Institutional Class shares) were outstanding.

As of January 31, 2007, City National Bank (“CNB”), which is affiliated with CNAM, Inc., may be deemed to control the Tech Fund by virtue of owning more than 25% of the outstanding shares of the Fund. CNB owned of record ___% of the outstanding shares of the Tech Fund. NFS LLC owned of record on behalf of the Howard M. Brandes Family Trust ___% of the outstanding shares of the Tech Fund. CNB also owned of record ___% of the outstanding shares of the Growth Fund. CNB is a national banking association located at 400 North Roxbury

Drive, Beverly Hills, California 90210 and is a wholly-owned subsidiary of City National Corporation. These control relationships will continue to exist until such time as each of the above-described share ownerships represents 25% or less of the outstanding shares of the respective Fund. Through the exercise of voting rights with respect to shares of the Fund, the controlling person set forth above may be able to determine the outcome of shareholder voting on matters to which approval of shareholders is required.

The following table shows, to the knowledge of management of the Trust, the percentage of the total shares of each class of the Tech Fund and the Growth Fund owned of record at the close of business of January 31, 2007 by persons owning of record more than 5% of the outstanding shares of the respective class. The table also shows each such shareholder’s estimated percentage ownership of the same class of the combined Growth Fund, as adjusted to give effect to the Reorganization, based on such shareholder’s present holdings.

Tech Fund Shareholder	Class	Percentage of Outstanding Shares in Class	Percentage of Outstanding Shares in Class of Combined Fund
City National Bank Fiduciary for Various Accounts Attn: Trust Ops/Mutual Funds PO Box 60520 Los Angeles, CA 90060-0520	Institutional	__%	__%
City National Bank PO Box 60520 Los Angeles, CA 90060-0520	Institutional	__%	__%
NFS LLC FEBO Howard M. Brandes TTEE Howard M Brandes Family Tr U/A 6/26/84 10670 Wilkins Ave. #2 Los Angeles, CA 90024-5842	A	__%	__%
NFS LLC FEBO Art Linson TTEE The Art Linson Production Inc Ret Tr Psp 210 Palisades Ave Santa Monica, CA 90402-2734	A	__%	__%

Growth Fund Shareholder	Class	Percentage of Outstanding Shares in Class	Percentage of Outstanding Shares in Class of Combined Fund
City National Bank Fiduciary for Various Accounts Attn: Trust Ops/Mutual Funds PO Box 60520 Los Angeles, CA 90060-0520	Institutional	__%	__%

[The Trustees and officers of the Trust as a group owned beneficially less than 1% of each of the Tech Fund’s and the Growth Fund’s outstanding shares as of January 31, 2007.]

GENERAL INFORMATION

The persons named in the accompanying Proxy will vote in each case as directed in the Proxy, but in the absence of any direction, they intend to vote FOR the proposed Reorganization and may vote in their discretion with respect to other matters that may be presented to the Meeting.

Other Matters to Come Before the Meeting

Management of the Trust does not know of any matters to be presented at the Meeting other than those described in this Proxy Statement. If other business should properly come before the Meeting, the Proxy holders will vote on them in accordance with their best judgment.

Shareholder Proposals

The Meeting is a special meeting of shareholders of the Tech Fund. The Trust is not required, nor does it intend, to hold regular annual meetings of the Fund’s shareholders. If such a meeting is called, any shareholder who wishes to submit a proposal for consideration at the meeting should submit the proposal promptly to the Secretary of the Trust. Any proposal to be considered for submission to shareholders must comply with applicable federal and state laws.

LEGAL MATTERS

Certain legal matters concerning the tax consequences of the Reorganization will be passed upon by Paul, Hastings, Janofsky & Walker LLP, 515 South Flower Street, Los Angeles, California 90071.

FINANCIAL STATEMENTS

The audited annual financial statements and financial highlights of the Tech Fund and the Growth Fund for the year ended September 30, 2006 are incorporated by reference into the Statement of Additional Information to this Combined Prospectus and Proxy Statement. The audited annual financial statements and financial highlights have been audited by KPMG LLP, independent registered public accountants, to the extent indicated in their report thereon, and have been incorporated by reference in reliance upon such report given upon the authority of such firm as an expert in accounting and auditing.

INFORMATION FILED WITH THE

SECURITIES AND EXCHANGE COMMISSION

Additional information about the Tech Fund and the Growth Fund is included in their Prospectuses and Statement of Additional Information dated January 31, 2007, which are incorporated by reference herein. The Commission file numbers for the Trust’s registration statement containing the current Prospectuses and Statement of Additional Information for the Funds, dated January 31, 2007, are Registration No. 811-07923 and Registration No. 333-16093. Additional information about the Funds may also be obtained from the Trust’s Annual Report for the fiscal year ended September 30, 2006, which has been filed with the SEC. Copies of the Prospectus, Statement of Additional Information, and Annual Report for the Funds may be obtained without charge by calling the Fund at 1-888-889-0799. The Funds are subject to certain informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, as applicable, and in accordance with such requirements file reports, proxy statements, and other information with the SEC. Once available, these materials may be inspected and copied:

•              At the Public Reference Facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549;

•              By writing to the SEC’s Public Reference Branch, Office of Consumer Affairs and Information, 450 Fifth Street, N.W., Washington, D.C. at rates prescribed by the SEC;

•	By e-mail request to publicinfo@sec.gov (for a duplicating fee); and

•              On the SEC’s EDGAR database on the SEC’s Internet Web site at http://www.sec.gov.

*****

SHAREHOLDERS ARE REQUESTED TO DATE AND SIGN THE ENCLOSED PROXY AND RETURN IT IN THE ENCLOSED ENVELOPE.

CNI CHARTER FUNDS

400 North Roxbury Drive

Beverly Hills, CA 90210

STATEMENT OF ADDITIONAL INFORMATION

February 28, 2007

This Statement of Additional Information (the “SAI”) is not a prospectus but should be read in conjunction with the Combined Proxy Statement/Prospectus dated February 28, 2007 (“Prospectus”), for the Special Meeting of Shareholders of the Technology Growth Fund series (the “Tech Fund”) of CNI Charter Funds (the “Trust”), a Delaware statutory trust, to be held on March 28, 2007. Copies of the Prospectus may be obtained at no charge by calling the Trust at 1-888-889-0799.

This SAI, relating specifically to the proposed reorganization of the Tech Fund into the Large Cap Growth Fund series (the “Growth Fund”) of the Trust, consists of this cover page and the following described documents, each of which is incorporated by reference herein:

1.            The Statement of Additional Information of the Trust dated January 31, 2007; and

2.	The Annual Report to Shareholders of the Trust for the period ended September 30, 2006.

Pro forma financial statements are not included since the net asset value of the Tech Fund does not exceed ten percent of the net asset value of the Growth Fund, as of January 8, 2007.

PART C

OTHER INFORMATION

Item 15	Indemnification

Please see Article VI of the Registrant’s By-Laws, previously filed as an Exhibit. Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking:

“Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.”

Notwithstanding the provisions contained in the Registrant’s By-Laws, in the absence of authorization by the appropriate court on the merits pursuant to Sections 4 and 5 of Article VI of said By-Laws, any indemnification under said Article shall be made by Registrant only if authorized in the manner provided in either subsection (a) or (b) of Section 6 of said Article VI.

Item 16	Exhibits
(1)	Agreement and Declaration of Trust.

(1) Form of Agreement and Declaration of Trust. (A)

(2) Form of Amendment to the Agreement and Declaration of Trust.(B)

(3) Certificate of Amendment to the Certificate of Trust.(B)

(2)	By-Laws:

(1) By-Laws dated October 25, 1996.(A)

(2) Amendment to the By-Laws of the Trust.(B)

(3)	Not Applicable.
(4)	Form of Agreement and Plan of Reorganization – filed herewith as Exhibit A.

(5)	See the Declaration of Trust referenced in Item (16)(1) herein and the By-Laws referenced in Item (16)(2) herein.
(6)	Investment Management Agreements:

(1) Form of Investment Management Agreement with City National Asset Management, Inc.(B)

(2) Schedule to Investment Management Agreement with City National Asset Management, Inc.(C)

(3) Form of Investment Management Agreement with CCM Advisors, LLC.(I)

(4) Form of Expense Limitation Agreement with CCM Advisors, LLC.(I)

(5) Investment Sub-Advisory Agreement between City National Asset Management, Inc. and Credit Suisse Asset Management, LLC with respect to High Yield Bond Fund.(I)

(6) Investment Sub-Advisory Agreement between City National Asset Management, Inc. and Reed, Conner & Birdwell, LLC with respect to RCB Small Cap Value Fund.(I)

(7) Form of Investment Manager Agreement between CCM Advisors, LLC and AMBS Investment Counsel, LLC with respect to AHA Diversified Equity Fund – filed herewith as Exhibit B.

(8) Form of Investment Manager Agreement between CCM Advisors, LLC and SKBA Capital Management, LLC with respect to AHA Diversified Equity Fund – filed herewith as Exhibit C.

(9) Form of Investment Manager Agreement between CCM Advisors, LLC and Freeman Associates Investment Management LLC with respect to AHA Balanced Fund.(I)

(10) Form of Investment Manager Agreement between CCM Advisors, LLC and Freeman Associates Investment Management LLC with respect to AHA Diversified Equity Fund.(I)

(11) Form of Investment Manager Agreement between CCM Advisors, LLC and SKBA Capital Management, LLC with respect to AHA Socially Responsible Equity Fund.(I)

(12) Form of Investment Manager Agreement between CCM Advisors, LLC and Patterson Capital Corporation with respect to AHA Limited Maturity Fixed Income Fund.(I)

(13) Form of Investment Manager Agreement between CCM Advisors, LLC and Robert W. Baird & Co. Incorporated with respect to AHA Full Maturity Fixed Income Fund.(I)

(14) Form of Investment Manager Agreement between CCM Advisors, LLC and Robert W. Baird & Co. Incorporated with respect to AHA Balanced Fund.(I)

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(15) Form of Investment Manager Agreement between CCM Advisors, LLC and City National Asset Management, Inc. with respect to AHA Limited Maturity Fixed Income Fund.(I)

(7)	Form of Distribution Agreement.(B)
(8)	Not Applicable.
(9)	Form of Custody Agreement.(B)

(1) Form of Supplement to Custody Agreement.(C)

(2) Form of Amendment to Custody Agreement.(H)

(3) Form of Amendment and Assignment of Custody Agreement – filed herewith as Exhibit D.
(10)	Distribution Plans.

(1) Form of Rule 12b-1 Plan.(I).

(2) Form of Share Marketing Agreement.(B)

(3) Amended and Restated Multiple Class Plan.(I)

(11)	Legal Counsel’s Consent. (H)

(1) Legal Counsel’s Opinion.(D)

(2) Legal Counsel’s Opinion.(E)

(3) Legal Counsel’s Opinion.(F)

(4) Legal Counsel’s Opinion. (I)

(12)	Form of Tax Opinion and Consent of Counsel – to be filed.
(13)	Other Material Contracts:

(1) Form of Administrative Services Agreement.(B)

(i) Schedule to Administrative Services Agreement.(D)

(ii) Form of Supplement to Administrative Services Agreement.(C)

(iii) Form of Amendment to Administrative Services Agreement.(H)

(2) Form of Transfer Agent Agreement.(B)

(i) Schedule to Transfer Agent Agreement.(I)

(ii) Form of Supplement to Transfer Agent Agreement. (C)

(iii) Form of Amendment to Transfer Agency Agreement. (G)

(iv) Form of Amendment to Transfer Agency Agreement. (H)

(iv) Form of Sub-Transfer Agent Agreement.(I)

(3) Form of Shareholder Services Agreement.(E)

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(4)	Securities Lending Agency Agreement – filed herewith as Exhibit E.
(14)	Other Opinions – Independent Auditors’ Consent.

(1) KPMG, LLP - to be filed.

(15)	Not Applicable.
(16)	Powers of Attorney – filed herewith as Exhibit F.
(17)	Form of Proxy Card – filed herewith as Exhibit G.

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(A)	Previously filed as an exhibit to Registrant’s Registration Statement on Form N-1A (333–16093) on November 14, 1996 and incorporated herein by reference.
(B)	Previously filed as an exhibit to Registrant’s Post-Effective Amendment No. 8 (333–16093) on May 3, 1999 and incorporated herein by reference.
(C)	Previously filed as an exhibit to Registrant’s Post-Effective Amendment No. 21 (333-16093) on January 28, 2003 and incorporated herein by reference.
(D)	Previously filed as an exhibit to Registrant’s Post-Effective Amendment No. 18 (333-16093) on August 3, 2001 and incorporated herein by reference.
(E)	Previously filed as an exhibit to Registrant’s Post-Effective Amendment No. 19 (333-16093) on October 1, 2001 and incorporated herein by reference.
(F)	Previously filed as an exhibit to Registrant’s Post-Effective Amendment No. 13 (333–16093) on February 28, 2000 and incorporated herein by reference.
(G)	Previously filed as an exhibit to Registrant’s Post-Effective Amendment No. 22 (333–16093) on January 28, 2004 and incorporated herein by reference.
(H)	Previously filed as an exhibit to Registrant’s Post-Effective Amendment No. 24 (333–16093) on January 28, 2005 and incorporated herein by reference.
(I)	Previously filed as an exhibit to Registrant’s Post-Effective Amendment No. 26 (333–16093) on May 13, 2005 and incorporated herein by reference.

Item 17	Undertakings

(1)          The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)          The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for

4

the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned registrant undertakes to file as part of a post-effective amendment to the registration statement an executed copy of the form of tax opinion and consent of counsel referenced in Item 16(12) above.

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SIGNATURES

As required by the Securities Act of 1933, as amended, this registration statement has been signed on behalf of the registrant, in the City of Beverly Hills, and State of California on the 19th day of January, 2007.

CNI CHARTER FUNDS

By:	/s/ Vernon C. Kozlen

Vernon C. Kozlen

President, Chief Executive Officer

As required by the Securities Act of 1933, as amended, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

/s/ Vernon C. Kozlen Vernon C. Kozlen	President & Chief Executive Officer	January 19, 2007
/s/ Eric Kleinschmidt Eric Kleinschmidt	Controller & Chief Operating Officer	January 19, 2007
/s/ Irwin G. Barnet* Irwin G. Barnet	Trustee	January 19, 2007
/s/ Victor Meschures* Victor Meschures	Trustee	January 19, 2007
/s/ William R. Sweet* William R. Sweet	Trustee	January 19, 2007
/s/ James R. Wolford* James R. Wolford	Trustee	January 19, 2007
/s/ Vernon C. Kozlen *By: Vernon C. Kozlen, Attorney-in-Fact pursuant to Powers of Attorney

Exhibit A

AGREEMENT AND PLAN OF REORGANIZATION

This Agreement and Plan of Reorganization (this “Agreement”) is made as of this__ day of _____, 2007, by and between CNI Charter Funds, a Delaware statutory trust (the “Trust”), on behalf of its Technology Growth Fund (the “Technology Fund”), and the Trust on behalf of its Large Cap Growth Equity Fund (the “LCG Fund”).

WHEREAS, the parties wish to enter into a plan of reorganization (the “Plan”) which will consist, among other things, of the transfer of assets of the Technology Fund to the LCG Fund in exchange for shares of the LCG Fund (the “Shares”), and the distribution of the Shares by the Technology Fund to its shareholders in connection with the dissolution of Fund.

WHEREAS, the Board of Trustees of the Trust, including a majority of the Trustees who are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), has determined that the Plan is in the best interests of the shareholders of the Technology Fund and the LCG Fund, respectively, and that their interests would not be diluted as a result of the transactions contemplated thereby.

NOW THEREFORE, in consideration of the agreements contained in this Agreement, the parties agree as follows:

Article 1

Transfer of Assets and Liabilities

1.1          Transfer of Assets and Liabilities. Subject to the terms and conditions set forth herein, on the Closing Date (as hereafter defined) the Technology Fund shall transfer all of its assets to the LCG Fund. In exchange therefor, the LCG Fund shall assume all of the liabilities of the Technology Fund and deliver to the Technology Fund a number of Class A and Institutional Class Shares which is equal to (i) the aggregate net asset value attributable to each such Class of shares of the Technology Fund at the close of business on the day preceding the Closing Date, divided by (ii) the net asset value per share of such Class of shares of the LCG Fund outstanding at the close of business on the day preceding the Closing Date.

1.2          Liquidation of Technology Fund. Subject to the terms and conditions set forth herein, on the Closing Date the Technology Fund shall liquidate and shall distribute pro rata to each Class of its shareholders of record in proportion to their respective numbers of shares of each Class held by such shareholders, determined as of the close of business on the day preceding the Closing Date, the same Class of Shares received by the Technology Fund pursuant to Section 1.1.

1.3          No Issuance of Share Certificates. The Technology Fund shall accomplish the liquidation and distribution provided for herein by opening accounts on the books of the LCG Fund in the names of its shareholders and transferring to its shareholders the Shares credited to the account of the Technology Fund on the books of the LCG Fund. No certificates evidencing Shares shall be issued.

1.4          Time and Date of Valuation. The number of Shares to be issued by the LCG Fund to the Technology Fund shall be computed as of 4:00 p.m. (Eastern time) on the date preceding the Closing Date in accordance with the regular practices of the Technology Fund, the LCG Fund and the Trust.

1.5          Closing Time and Place. The Closing Date shall be ___________, 2007, or such later date on which all of the conditions set forth in Article 2 have been fulfilled or otherwise waived by the parties hereto, but in any event not later than _____________, 2007, or such later date as the parties may mutually agree. All acts taking place on the Closing Date shall be deemed to be taking place simultaneously as of the commencement of business on the Closing Date, unless otherwise provided. The closing of the reorganization contemplated by the Plan (the “Closing”) shall be held at 10:00 a.m. (Pacific time) at the offices of Paul, Hastings, Janofsky & Walker LLP, 515 South Flower Street, Los Angeles, California 90071, or such other time and/or place as the parties may mutually agree.

1.6          Delay of Valuation. If on the day preceding the Closing Date (a) the primary trading market for portfolio securities of either party is closed to trading or trading thereon is restricted, or (b) trading or the reporting of trading is disrupted so that an accurate appraisal of the value of the net assets of either party and an accurate calculation of the number of shares held by each shareholder is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

1.7          Termination of Technology Fund. As promptly as practicable after the Closing, the Technology Fund shall dissolve.

Article 2

Conditions Precedent to the Effectiveness of the Reorganization

The respective obligation of each party to effect the reorganization contemplated by this Agreement is subject to the satisfaction or waiver on or prior to the Closing Date of the following conditions:

2.1          Shareholder Approval. On or prior to the Closing Date, the shareholders of the Technology Fund shall have approved the transactions contemplated by this Agreement in accordance with the provisions of Delaware law and the 1940 Act.

2.2          No Injunctions or Restraints. On the Closing Date, no action, suit or other proceeding shall be pending before any court or government agency which seeks to restrain or prohibit or obtain damages or other relief in connection with this Agreement or the transactions contemplated hereby.

2.3          Consents. All consents of the other party and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Trust to permit consummation, in all material respects, of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of either party or the Trust.

2.4          Effective Registration Statement. The Form N-1A Registration Statement of the Trust and the Form N-14 Registration Statement of the Trust with respect to the Shares shall continue to be effective and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated.

2.5          Tax Opinion. The parties shall have received an opinion of Paul, Hastings, Janofsky & Walker LLP substantially to the effect that for Federal income tax purposes:

(a)

The transfer of the Technology Fund’s assets to the LCG Fund in exchange for Shares, and the distribution of the Shares to the Technology Fund’s shareholders in liquidation of the Technology Fund, will constitute a “reorganization” (the “Reorganization”) within the meaning of Section 368 of the Internal Revenue Code of 1986, as amended;

(b)	No gain or loss will be recognized by the LCG Fund upon the receipt of the assets of the Technology Fund in exchange for Shares and the assumption of the liabilities of the Technology Fund;
(c)	No gain or loss will be recognized by the Technology Fund upon the transfer of its assets to the LCG Fund in exchange for Shares and the assumption of the liabilities of the Technology Fund;
(d)	No gain or loss will be recognized by any shareholders of the Technology Fund upon exchange of their Technology Fund shares for Shares;
(e)	The tax basis of the assets of the Technology Fund acquired by the LCG Fund will be the same as the tax basis of such assets to the Technology Fund immediately prior to the Reorganization;
(f)

The tax basis of the Shares received by each shareholder of the Technology Fund pursuant to the Reorganization will be the same as the tax basis of the Technology Fund shares held by such shareholder immediately prior to the Reorganization;

(g)	The holding period of the assets of the Technology Fund acquired by the LCG Fund will include the period during which those assets were held by the Technology Fund; and
(h)

The holding period of the Shares to be received by each shareholder of the Technology Fund will include the period during which the Technology Fund shares exchanged therefor were held by such shareholder.

2.6          Covenants, Representations and Warranties. Each party shall have performed all of its covenants set forth in Article 4, and its representations and warranties set forth in Article 3 shall be true and correct in all material respects on and as of the Closing Date as if made on such date, and the President of the Trust shall have executed a certificate to such effect.

2.7          Statement of Assets and Liabilities. The Technology Fund shall have delivered to the Trust on the Closing Date a statement of its assets and liabilities, prepared in accordance with generally accepted accounting principles consistently applied, together with a certificate of its Treasurer or Assistant Treasurer as to its portfolio securities and the federal income tax basis and holding period as of the Closing Date.

Article 3

Representations and Warranties

The parties represent and warrant as follows:

3.1          Structure and Standing. Each party represents and warrants that it is duly organized as a series of a statutory trust, validly existing and in good standing under the laws of the State of Delaware, and has the power to own all of its properties and assets and conduct its business.

3.2          Power. Each party represents and warrants that it has full power and authority to enter into and perform its obligations under this Agreement; the execution, delivery and performance of this Agreement has been duly authorized by all necessary action of the Board of Trustees of the Trust; this Agreement does not violate, and its performance will not result in violation of, any provision of the Declaration of Trust of the Trust, or any agreement, instrument or other undertaking to which it is a party or by which it is bound; and this Agreement constitutes its valid and binding contract enforceable in accordance with its terms, subject to the effects of bankruptcy, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors’ rights generally and court decisions with respect thereto.

3.3          Litigation. Each party represents and warrants that no litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending against it and, to the best of its knowledge, none is threatened against it or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business; it knows of no facts which might form the basis for the institution of such proceedings; and it is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

3.4          Fund Assets. The Technology Fund represents and warrants that on the Closing Date the assets received by the LCG Fund from the Technology Fund will be delivered to the LCG Fund as provided in Section 1.1 free and clear of all liens, pledges, security interests, charges or other encumbrances of any nature whatsoever created by the Technology Fund and without any restriction upon the transfer thereof, except for such liabilities assumed as provided in Section 1.1.

3.5          The Shares. The LCG Fund represents and warrants that on the Closing Date (a) the Shares to be delivered to the Technology Fund as contemplated in this Agreement will be duly authorized, validly issued, fully paid and nonassessable; (b) no shareholder of the LCG Fund or any other series of the Trust has any preemptive right to subscription or purchase in respect thereof; (c) the Technology Fund will acquire the Shares free and clear of all liens pledges, security interests, charges or other encumbrances of any nature whatsoever created by the Trust and without any restriction on the transfer thereof; and (d) the Shares will be duly qualified for offering to the public in all of the states of the United States in which such qualification is required or an exemption from such requirement shall have been obtained.

3.6          Tax Status and Filings. Each party represents and warrants that it has satisfied the requirements of Subchapter M of the Code for treatment as a regulated investment company and has elected to be treated as such; it has filed or furnished all federal, state, and other tax returns and reports required by law to have been filed or furnished, and it has paid or made provision for payment of, so far as due, all federal, state and other taxes, interest and penalties; that no such return is currently being audited; and that no assessment has been asserted with respect to any such returns or reports.

3.7          Accuracy of Information. Each party represents and warrants that all information furnished by it to the other party for use in any documents which may be necessary in connection with the transactions contemplated by this Agreement will be accurate and complete and will comply in all material respects with federal securities and other laws and regulations applicable thereto.

3.8          Acquisition of the Shares. The Technology Fund represents and warrants that the Shares it acquires pursuant to this Agreement are not being acquired for the purpose of making any distribution thereof, except in accordance with the terms of this Agreement.

3.9          Financial Statements. Each party represents and warrants that its Statement of Assets and Liabilities as of ____________, 2006 provided to the other party has been prepared in accordance with generally accepted accounting principles consistently applied, and fairly reflects the financial condition of such party as of such date, and there are no known contingent liabilities of such party as of such date not disclosed therein.

3.10       No Adverse Changes. Each party represents and warrants that since ____________, 2006, there has not been any material adverse change in its financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business except as otherwise disclosed in writing to and accepted by the other party (for the purposes of this paragraph, a decline in net asset value per share of a party shall not constitute a material adverse change).

3.11       Proxy Statement. Each party represents and warrants that the Combined Proxy Statement and Prospectus contained in the Registration Statement on Form N-14 to be used in connection with the transaction contemplated hereby (only insofar as it relates to such party) will, on its effective date and on the Closing Date, not contain any untrue statement of material fact with respect to such party or omit to state a material fact required to be stated therein with respect to such party or necessary to make the statements therein with respect to such party, in light of the circumstances under which such statements were made, not materially misleading.

Article 4

Covenants

4.1          Conduct of Business. During the period from the date of this Agreement and continuing until the earlier of the termination of this Agreement or the Closing Date, each party shall operate its business in the ordinary course except as contemplated by this Agreement.

4.2          Shareholder Meeting. The Technology Fund shall call a special meeting of its shareholders as soon as possible for the purpose of considering the reorganization contemplated by this Agreement.

4.3          Preparation of Combined Prospectus and Proxy Statement. As soon as reasonably practicable after the execution of this Agreement, the LCG Fund shall prepare and file a combined prospectus and proxy statement with respect to the reorganization with the United States Securities and Exchange Commission in form and substance satisfactory to both parties, and shall use its best efforts to provide that the combined prospectus and proxy statement can be distributed to the shareholders of the Technology Fund as promptly as thereafter as practicable. As soon a reasonably practicable, the parties shall also prepare and file any other related filings required under applicable state securities laws.

4.4          Fees and Expenses. Whether or not this Agreement is consummated, each party shall bear its respective costs and expenses incurred in connection with this Agreement and the transactions contemplated hereby.

4.5          Provision of Documents. Each party agrees that it will, from time to time as and when reasonably requested by the other party, provide or cause to be provided to the other party such information, execute and deliver or cause to be executed and delivered to the other party such documents, and take or cause to be taken such further action, as the other party may deem necessary in order to carry out the intent of this Agreement.

4.6          Technology Fund Liabilities. The Technology Fund will use its best efforts to discharge all of its financial liabilities and obligations prior to the Closing Date.

Article 5

Termination, Amendment and Waiver

5.1          Termination. This Agreement may be terminated by resolution of the Board of Trustees of the Trust at any time prior to the Closing Date, if

(a)	either party shall have breached any material provision of this Agreement; or
(b)	circumstances develop that, in the opinion of such Board, make proceeding with the Plan inadvisable; or

(c)	any governmental body shall have issued an order, decree or ruling having the effect of permanently enjoining, restraining or otherwise prohibiting the consummation of this Agreement.

5.2          Effect of Termination. In the event of any termination pursuant to Section 5.1, there shall be no liability for damage on the part of either party to the other party.

5.3          Amendment. This Agreement contains the entire agreement of the parties with respect to the reorganization contemplated by the Plan and may be amended prior to the Closing Date by the parties in writing at any time; provided, however, that there shall not be any amendment that by law requires approval by the shareholders of a party without obtaining such approval.

5.4         Waiver. At any time prior to the Closing Date, any of the terms or conditions of this Agreement may be waived by the Board of Trustees of the Trust if, in its judgment after consultation with legal counsel, such action or waiver will not have a material adverse effect on the benefits intended under this Agreement to the shareholders of the Technology Fund or the LCG Fund, respectively.

Article 6

General Provisions

6.1          Governing Law. This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware.

6.2          Assignment. This Agreement shall be binding upon and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by either party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person other than the parties hereto and their respective successors and assigns any rights or remedies under or by reason of this Agreement.

6.3          Recourse. All persons dealing with the LCG Fund or the Technology Fund must look solely to the property of the LCG Fund or the Technology Fund for the enforcement of any claims against the LCG Fund or the Technology Fund, respectively, as neither the trustees, directors, officers, agents nor shareholders of the LCG Fund or the Technology Fund assume any personal liability for obligations entered into on behalf of the LCG Fund or the Technology Fund, respectively.

6.4          Notices. Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy or certified mail addressed to either party at:

CNI Charter Funds

400 North Roxbury Drive

Beverly Hills, CA 90210

Attn: Vernon C. Kozlen

with a copy to:

Paul, Hastings, Janofsky & Walker LLP

515 S. Flower St.

Los Angeles, CA 90071

Attn: Michael Glazer.

IN WITNESS WHEREOF, each party has caused this Agreement to be executed and attested on its behalf by its duly authorized representatives as of the date first above written.

CNI CHARTER FUNDS, on behalf of its Technology Growth Fund Series

By: _______________________________
Vernon C. Kozlen
President

CNI CHARTER FUNDS, on behalf of

its Large Cap Growth Equity Fund Series

By: ________________________________
Vernon C. Kozlen
President

Exhibit B

INVESTMENT MANAGER AGREEMENT

AGREEMENT made as of October 1, 2006 by and between CCM Advisors, LLC, a limited liability company organized under the laws of the state of Delaware (the "Adviser") and AMBS Investment Counsel, LLC, a limited liability company organized under the laws of the state of Delaware (the "Investment Manager"), on behalf of the AHA Diversified Equity Fund (the "Fund "), a series of CNI Charter Funds (the "Trust"):

WHEREAS, the Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”);

WHEREAS, the Trust issues shares (the “Shares”) in its CNI Charter AHA Diversified Equity Fund series (the “Fund”) registered under the 1940 Act pursuant to a registration statement filed with the Securities and Exchange Commission (the “SEC”), as amended from time to time (the “Registration Statement”);

WHEREAS, the Investment Manager is an investment adviser registered under the Investment Advisers Act of 1940, as amended (the “Advisers Act”) and has filed notification filings under all applicable state securities laws;

WHEREAS, the Adviser is employed by the Trust to act as investment adviser for and to manage, or arrange for the management of, the investment and reinvestment of the assets of such portion of the assets of the Fund as the Adviser shall from time to time designate (the “Account”), to the extent requested by and subject to the supervision and control of, the Board of Trustees of the Trust (the “Board”);

WHEREAS, the Trust and the Adviser desire to retain the Investment Manager to render investment advisory services to the Account; and

WHEREAS, the Investment Manager is willing to provide investment advisory services to the Account, in the manner and on the terms and conditions set forth below;

NOW, THEREFORE, in consideration of their mutual promises, the Adviser and the Investment Manager agree as follows:

ARTICLE 1

Employment of Investment Manager

1.1          The Adviser hereby employs the Investment Manager to manage the investment and reinvestment of the assets of the Account, to the extent requested by and subject to the supervision and control of, the Adviser and the Board for the period and upon the terms herein set forth.

1.2          The Investment Manager accepts such employment and agrees during such period at its own expense to render such services, and to assume the obligations herein set forth for the compensation herein provided.

1.3          The Investment Manager shall for all purposes be deemed to be an independent contractor, and unless otherwise expressly provided or authorized shall have no authority to act for or represent the Trust or the Fund in any way or otherwise be deemed an agent of the Trust, the Fund or the Adviser. Notwithstanding the foregoing, the Investment Manager shall, for the purposes of this agreement, have authority to act as agent for the Fund, subject to supervision by the Adviser and the Board.

1.4          The services of the Investment Manager herein provided are not to be deemed exclusive and the Investment Manager shall be free to render similar services or other services to others so long as its services hereunder shall not be impaired thereby.

ARTICLE 2

Duties of Investment Manager

2.1	Investment Management Services.

(a)          Subject to the general supervision of the Board and the Adviser, the Investment Manager shall provide a continuous and discretionary investment program for the Account and determine the composition of the assets of the Account, including determination of the purchase, retention or sale of the securities, cash and other investments for the Account. In performing these duties, the Investment Manager shall:

(i)           perform research and obtain and evaluate pertinent economic, statistical, and financial data relevant to the investment policies of the Fund as set forth in the Registration Statement;

(ii)          seek out and implement specific investment opportunities, consistent with any investment strategies approved by the Board;

(iii)        take such steps as are necessary to implement any overall investment strategies approved by the Board for the Fund, including making and carrying out day-to-day decisions to acquire or dispose of permissible investments, managing investments and any other property of the Account, and providing or obtaining such services as may be necessary in managing, acquiring or disposing of investments;

(iv)         regularly report to the Board with respect to the implementation of any approved overall investment strategy and any other activities in connection with management of the assets of the Account, including furnishing, within 60 days after the end of each calendar quarter, a statement of all purchases and sales during the quarter and a schedule of investments and other assets of the Account as of the end of the quarter;

(v)          maintain all required accounts, records, memoranda, instructions or authorizations relating to the acquisition or disposition of investments for the Account;

(vi)         provide such information as is reasonably requested to assist in the determination of the net asset value of the shares of the Fund in accordance with applicable law; and

(vii)      not consult with any other sub-adviser of any other portion of the Fund or any other series of the Trust concerning transactions of the Fund or any other series of the Trust in which (a) the Investment Manager of any of its affiliated persons serves as principal underwriter, or (b) such other sub-adviser or any of its affiliated persons serves as principal underwriter.

(b)         The Investment Manager acknowledges that neither the Adviser nor its employees shall be required to evaluate the merits of investment selections or decisions made by the Investment Manager or be required to approve the selections or decisions, or to confirm their compliance with applicable investment policies and restrictions; these responsibilities being within the duties of the Investment Manager.

(c)          The Investment Manager’s services shall be subject always to the control and supervision of the Adviser and the Board, the restrictions of the Agreement and Declaration of Trust (the “Declaration of Trust”) and Bylaws of the Trust, as amended from time to time, the provisions of the 1940 Act, the statements relating to the Fund’s investment objective or objectives, investment policies and investment restrictions as set forth in the then-current Registration Statement, and any applicable provisions of the Internal Revenue Code of 1986, as amended (the “Code”). The Adviser has furnished or will furnish the Investment Manager with copies of the Registration Statement, Declaration of Trust, and Bylaws as currently in effect and agrees during the continuance of this agreement to furnish the Investment Manager with copies of any amendments or supplements thereto before or at the time the amendments or supplements become effective. The Investment Manager will be entitled to rely on all documents furnished by the Adviser.

(d)          The Investment Manager represents that it shall make every effort to ensure that the Fund continuously qualifies as a Regulated Investment Company under Subchapter M of the Code or any successor provision. Except as instructed by the Board or the Adviser, the Investment Manager shall also make decisions for the Account as to the manner in which voting rights, rights to consent to corporate action and any other rights pertaining to the Account’s portfolio securities shall be exercised. Should the Board at any time make any determination as to investment policy and notify the Investment Manager thereof, the Investment Manager shall be bound by such determination for the period, if any, specified in such notice or until similarly notified that such determination has been revoked.

(e)          In connection with the acquisition or disposition of securities described in Section 2.1(a) (iii), the Investment Manager may place orders for the purchase or sale of Account investments for the account of the Fund with brokers or dealers selected by it and, to that end, the Investment Manager is authorized as agents of the Fund to give instructions to the custodian of the Fund as to deliveries of securities and payments of cash for the account of the Fund. In connection with the selection of brokers or dealers and the placing of purchase and sale orders with respect to assets of the Account, the Investment Manager is directed at all times to seek to obtain the best combination of net price and execution under the circumstances within the policy guidelines as set forth in the current Registration Statement. Subject to this requirement and the provisions of the Advisers Act, the 1940 Act, and other applicable provisions of law, the Investment Manager may select brokers or dealers with which it, the Adviser or the Fund is affiliated.

(f)          In addition to seeking the best combination of net price and execution under the circumstances, the Investment Manager may also take into consideration research and statistical information and wire and other quotation services provided by brokers and dealers to the Adviser and Investment Manager. The Investment Manager is also authorized to effect individual securities transactions at commission rates in excess of the minimum commission rates available, if the Investment Manager determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage and research services provided by such broker or dealer, viewed in terms of either that particular transaction or Investment Manager’s overall responsibilities with respect to the Account. The policies with respect to brokerage allocation, determined from time to time by the Board are those disclosed in the Registration Statement. The execution of such transactions shall not be deemed to represent an unlawful act or breach of any duty created by this agreement or otherwise. The Investment Manager periodically will evaluate the statistical data, research and other investment services provided to it by brokers and dealers. Such services may be used by the Investment Manager in connection with the performance of its obligations under this agreement or in connection with other advisory or investment operations including using such information in managing its own accounts.

(g)          Nothing in this agreement shall preclude the aggregation of orders for sale or purchase of securities or other investments by two or more series of the Trust or by the Trust and other accounts (collectively, “Advisory Clients”) managed by the Adviser or the Investment Manager to the Fund, provided that: (i) the Adviser or Investment Manager’s actions with respect to the aggregation of orders for multiple Advisory Clients, including the Fund, are consistent with the then-current positions in this regard taken by the Securities and Exchange Commission or its staff through releases, “no-action” letters, or otherwise; and (ii) the Investment Manager’s policies with respect to the aggregation of orders for multiple Advisory Clients have been previously submitted to the Adviser.

(h)          The Investment Manager will advise the Adviser and, if instructed by the Adviser, the Fund's custodian on a prompt basis each day by electronic telecommunication or facsimile of each confirmed purchase and sale of a portfolio security specifying the name of the issuer, the full description of the security including its class, amount or number of shares of the security purchased or sold, the market price, the commission, government charges and gross or net price, trade date, settlement date and identity of the clearing broker. Under no circumstances may the Trust, the Adviser, the Investment Manager, SEI Investments Mutual Fund Services or any affiliates of such parties act as principal in a securities transaction with the Fund or any other investment company managed by the Adviser unless (i) permitted by an exemptive provision, rule or order under the 1940 Act and (ii) upon obtaining prior approval of the securities transaction from the Adviser. Any such transactions shall be reported quarterly to the Board.

(i)           The Investment Manager shall inform the Adviser and the Board on a current basis of changes in investment strategy or tactics or key personnel. It shall also be the duty of the Investment Manager to furnish to the Board such information as may reasonably be necessary for the Board to evaluate this agreement or any proposed amendments thereto for the purposes of casting a vote pursuant to Section 7.

(j)          The Investment Manager represents and warrants that it is in compliance with all applicable rules and regulations of the SEC pertaining to its investment advisory activities and agrees that it will conform with all applicable rules and regulations of the SEC pertaining to its investment advisory activities.

(k)         The Investment Manager acknowledges and agrees that (i) the names “CNI Charter” and “CNI Charter Funds” are the property of City National Bank, (ii) the name “AHA” is the property of the American Hospital Association, and (iii) the Investment Manager will publicly disseminate information concerning the Fund and the Trust only if such information has been approved in advance by the Trust.

ARTICLE 3

Allocation of Charges and Expenses

3.1          The Investment Manager will bear its own costs of providing services hereunder. Other than as specifically indicated herein the Investment Manager shall not be responsible for the Fund's or the Adviser's expenses, including, without limitation: the day to day expenses related to the operation and maintenance of office space, facilities and equipment; expenses incurred in the organization of the Fund, including legal and accounting expenses and certain costs of registering securities of the Fund under federal securities law and qualifying for sale under state securities laws; any share redemption expenses; expenses of portfolio transactions; shareholder servicing costs; pricing costs; interest on borrowings by the Fund; charges of the custodian and transfer agent, if any; cost of auditing services; all taxes and fees; certain insurance premiums; investor services (including allocable personnel and telephone expenses); the cost of paying dividends and capital gains distributions and any extraordinary expenses, including litigation costs in legal actions involving the Fund, or costs related to indemnification of Trustees, officers and employees of the Trust.

3.2          The Fund shall be free to retain at its expense other persons to furnish it with any services whatsoever, including, without limitation, statistical, factual or technical information or advice.

ARTICLE 4

Compensation of the Investment Manager

4.1          For the services to be rendered as provided herein, the Adviser shall pay to the Investment Manager for each month of the Fund’s fiscal year on the last day of each such month a fee based upon the average daily net assets of the Account, as determined pursuant to the Fund’s Registration Statement, at the following annual rate as a percentage of the Account's average daily net assets:

25 basis points (0.25%)

4.2          For the month and year in which this agreement becomes effective or terminates there shall be an appropriate proration on the basis of the number of days that the agreement is in effect during the month and year respectively.

4.3          If the net asset value is not required to be determined on any particular business day, then for the purpose of the foregoing computations, the net asset value of a share as last determined shall be deemed to be the net asset value of a share as of the close of business on that day.

4.4          In connection with purchases or sales of portfolio securities for the account of the Fund, neither the Investment Manager nor any officer, director, shareholder or other affiliate of the Investment Manager shall: (i) act as agent and accept any compensation other than its compensation provided for in this agreement, except in the course of such person’s business as an underwriter or broker; or (ii) act as broker and accept any commission, fee, or other remuneration in excess of the limits prescribed in the 1940 Act and the rules promulgated thereunder.

4.5          The Investment Manager agrees that in all matters relating to the management of the investment of the assets of the Fund, it will act in conformity with the Registration Statement, Declaration of Trust, and Bylaws of the Trust then in effect as provided to the Investment Manager in accordance with Section 2.1 (c).

ARTICLE 5

Limitations of Liability

5.1          The Investment Manager shall give the Fund the benefit of the Investment Manager’s best judgment and efforts in rendering services under this agreement; provided, that the Investment Manager shall not be liable for any error of judgment or import of law, or for any loss suffered by the Trust in connection with the matters to which this agreement relates, except loss resulting from: (i) willful misfeasance, bad faith or gross negligence on the part of the Investment Manager in the performance of its obligations and duties under this agreement; (ii) its reckless disregard of its obligations and duties under this agreement; or (iii) a breach of Section 2.1(d) of this agreement. The terms of this Section 5.1 shall survive termination of this agreement.

ARTICLE 6

Books and Records

6.1          In compliance with the requirements of Rule 31a-3 under the 1940 Act, the Investment Manager shall maintain separate books and detailed records of all matters pertaining to the Fund (the "Fund's Books and Records"), including without limitation a daily ledger of such assets and liabilities relating thereto and brokerage and other records of all securities transactions. The Fund's Books and Records shall be available by overnight delivery of copies or for telecopying without delay to the Adviser during any day that the Fund is open for business. The Investment Manager shall preserve for the periods prescribed by Rule 31a-2 under the 1940 Act the records required to be maintained by Rule 31a-1 under the 1940 Act.

6.2          The Investment Manager agrees that all books and records which it maintains for the Fund are the property of the Trust and further agrees to surrender promptly to the Trust any such books, records or information upon the Trust’s request. All such books and records shall be made available, within five business days of a written request, to the Trust’s accountants or auditors during regular business hours at the Adviser’s offices. The Trust or its authorized representative shall have the right to copy any records in the possession of the Investment Manager which pertain to the Trust. Such books, records, information or reports shall be made available to properly authorized government representatives consistent with state and federal law and/or regulations. In the event of the termination of this agreement, all such books, records or other information shall be returned to the Trust free from any claim or assertion of rights by the Investment Manager.

6.3          The Investment Manager further agrees that it will not disclose or use any records or information obtained pursuant to this agreement in any manner whatsoever except as authorized in this agreement and that it will keep confidential any information obtained pursuant to this agreement and disclose such information only if the Trust has authorized such disclosure, or if such disclosure is required by federal or state regulatory authorities.

ARTICLE 7

Duration and Termination of this Agreement

7.1          This agreement shall not become effective unless and until the later of the time at which it is approved by the Board, including a majority of Trustees who are not parties to this agreement or interested persons of any such party to this agreement, or the time at which it is approved by a majority of the Fund’s outstanding voting securities as required by the 1940 Act. This agreement shall come into full force and effect on the later of such two dates. The agreement shall continue in effect for two years and shall thereafter continue in effect from year to year so long as such continuance is specifically approved at least annually by: (i) the Board, or by the vote of a majority of the Fund’s outstanding voting securities; and (ii) a majority of those Trustees who are not parties to this agreement or interested persons of any such party cast in person at a meeting called for the purpose of voting on such approval.

7.2	Termination.

(a)          This agreement may be terminated at any time, without penalty, by vote of the Board or by vote of the holders of a majority of such Fund’s outstanding voting securities, or by the Adviser or Investment Manager, on sixty (60) days’ written notice to the other party.

(b)          This agreement may be terminated at any time without the payment of any penalty by vote of the Board in the event that it shall have been established by a court of competent jurisdiction that the Investment Manager or any officer or director of the Investment Manager has taken any action which results in a breach of the covenants of the Investment Manager set forth herein.

(c)          This agreement shall automatically terminate in the event of its assignment.

ARTICLE 8

Amendments to this Agreement

8.1          This agreement may be amended by the parties only if such amendment is specifically approved by: (i) if required by law the vote of a majority of the Fund’s outstanding voting securities, and (ii) a majority of those Trustees who are not parties to this agreement or interested persons of any such party cast in person at a meeting called for the purpose of voting on such approval.

8.2          Notwithstanding anything herein to the contrary, this agreement may be amended by the parties without the vote or consent of shareholders of the Fund to supply any omission, to cure, correct or supplement any ambiguous, defective or inconsistent provision hereof, or if they deem necessary to conform this Agreement to the requirements of applicable federal laws or regulations, but neither the Adviser or Investment Manager shall be liable for failing to do so.

ARTICLE 9

Notices

9.1          Any notice shall be sufficiently given when sent by registered or certified mail to the other party at the address of such party set forth below or at such other address as such party may from time to time specify in writing to the other party.

If to the Adviser:

CCM Advisors, LLC.

190 S. LaSalle Street, Suite 2800

Chicago, Illinois 60603

Attn: Timothy Solberg

If to the Investment Manager:

AMBS Investment Counsel, LLC

1241 East Beltline NE, Suite 150

Grand Rapids, MI 49525

Attn: ______________

ARTICLE 10

Miscellaneous Provisions

10.1       Other Relationships. It is understood that the officers, Trustees, agents, shareholders and other affiliates of the Trust are or may be interested in the Adviser or Investment Manager as officers, directors, agents, shareholders, affiliates or otherwise, and that the officers, directors, shareholders, agents and other affiliates of the Adviser or Investment Manager may be interested in the Trust otherwise than as shareholders.

10.2       Definitions of Certain Terms. The terms “assignment,” “affiliated person” and “interested person”, when used in this agreement, shall have the respective meanings specified in the 1940 Act. The term “majority of the outstanding voting securities” means the lesser of: (a) 67% or more of the votes attributable to Shares of the Fund or the Trust, as appropriate, present at a meeting if the holders of more than 50% of such votes are present or represented by proxy; or (b) more than 50% of the votes attributable to Shares of the Fund or the Trust, as appropriate.

10.3	Applicable Law.

(a)          This agreement shall be construed and the provisions hereof interpreted under and in accordance with the laws of Illinois without regard to conflicts of law principles or precedents.

(b)          This agreement shall be subject to the provisions of the Securities Act of 1933, as amended, the 1940 Act and the Securities Exchange Act of 1934, as amended, and the rules and regulations and rulings thereunder, including such exemptions from those statutes, rules and regulations as the SEC may grant and the terms hereof shall be interpreted and construed in accordance therewith.

10.4       Severability. If any provision of this agreement shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder of this agreement shall not be affected thereby.

10.5       Captions. The captions in this agreement are included for convenience of reference only and in no way define or delineate any of the provisions hereof or otherwise affect their construction or effect.

10.6       Counterparts. This agreement may be executed simultaneously in multiple counterparts, each of which taken together shall constitute one and the same instrument.

10.7       Cooperation with Authorities. Each party hereto shall cooperate with the other party and all appropriate governmental authorities (including without limitation the SEC) and shall permit such authorities reasonable access to its books and records in connection with any investigation or inquiry relating to this agreement or the transactions contemplated hereby.

10.8       Cumulative Rights. The rights, remedies and obligations contained in this agreement are cumulative and are in addition to any and all rights, remedies and obligations, at law or in equity, which the parties hereto are entitled to under state and federal laws.

10.9       Compensation of Officers, Trustees and Employees. No Trustee, officer or employee of the Trust shall receive from the Trust any salary or other compensation as a Trustee, officer or employee of the Fund while at the same time holding a position as a director, officer, partner, member or employee of the Investment Manager. This paragraph shall not apply to consultants and other persons who are not regular members of the Investment Manager's staff.

IN WITNESS WHEREOF, the parties hereto have caused this agreement to be executed in their names and on their behalf by their duly authorized officers all on the day and year first above written.

CCM ADVISORS, LLC

By: /s/ Timothy S. Solberg
Title: Managing Director/Chief Investment Officer

AMBS INVESTMENT COUNSEL, LLC

(Investment Manager)

By: /s/ Barbara DeMoor
Title: President & CEO

Exhibit C

INVESTMENT MANAGER AGREEMENT

AGREEMENT made as of October 1, 2006 by and between CCM Advisors, LLC, a limited liability company organized under the laws of the state of Delaware (the "Adviser") and SKBA Capital Management, LLC, a company organized under the laws of California (the "Investment Manager"), on behalf of the AHA Diversified Equity Fund (the "Fund "), a series of CNI Charter Funds (the "Trust"):

WHEREAS, the Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”);

WHEREAS, the Trust issues shares (the “Shares”) in its CNI Charter AHA Diversified Equity Fund series (the “Fund”) registered under the 1940 Act pursuant to a registration statement filed with the Securities and Exchange Commission (the “SEC”), as amended from time to time (the “Registration Statement”);

WHEREAS, the Investment Manager is an investment adviser registered under the Investment Advisers Act of 1940, as amended (the “Advisers Act”) and has filed notification filings under all applicable state securities laws;

WHEREAS, the Adviser is employed by the Trust to act as investment adviser for and to manage, or arrange for the management of, the investment and reinvestment of the assets of such portion of the assets of the Fund as the Adviser shall from time to time designate (the “Account”), to the extent requested by and subject to the supervision and control of, the Board of Trustees of the Trust (the “Board”);

WHEREAS, the Trust and the Adviser desire to retain the Investment Manager to render investment advisory services to the Account; and

WHEREAS, the Investment Manager is willing to provide investment advisory services to the Account, in the manner and on the terms and conditions set forth below;

NOW, THEREFORE, in consideration of their mutual promises, the Adviser and the Investment Manager agree as follows:

ARTICLE 1

Employment of Investment Manager

1.1          The Adviser hereby employs the Investment Manager to manage the investment and reinvestment of the assets of the Account, to the extent requested by and subject to the supervision and control of, the Adviser and the Board for the period and upon the terms herein set forth.

1.2          The Investment Manager accepts such employment and agrees during such period at its own expense to render such services, and to assume the obligations herein set forth for the compensation herein provided.

1.3          The Investment Manager shall for all purposes be deemed to be an independent contractor, and unless otherwise expressly provided or authorized shall have no authority to act for or represent the Trust or the Fund in any way or otherwise be deemed an agent of the Trust, the Fund or the Adviser. Notwithstanding the foregoing, the Investment Manager shall, for the purposes of this agreement, have authority to act as agent for the Fund, subject to supervision by the Adviser and the Board.

1.4          The services of the Investment Manager herein provided are not to be deemed exclusive and the Investment Manager shall be free to render similar services or other services to others so long as its services hereunder shall not be impaired thereby.

ARTICLE 2

Duties of Investment Manager

2.1	Investment Management Services.

(a)          Subject to the general supervision of the Board and the Adviser, the Investment Manager shall provide a continuous and discretionary investment program for the Account and determine the composition of the assets of the Account, including determination of the purchase, retention or sale of the securities, cash and other investments for the Account. In performing these duties, the Investment Manager shall:

(i)           perform research and obtain and evaluate pertinent economic, statistical, and financial data relevant to the investment policies of the Fund as set forth in the Registration Statement;

(ii)          seek out and implement specific investment opportunities, consistent with any investment strategies approved by the Board;

(iii)        take such steps as are necessary to implement any overall investment strategies approved by the Board for the Fund, including making and carrying out day-to-day decisions to acquire or dispose of permissible investments, managing investments and any other property of the Account, and providing or obtaining such services as may be necessary in managing, acquiring or disposing of investments;

(iv)         regularly report to the Board with respect to the implementation of any approved overall investment strategy and any other activities in connection with management of the assets of the Account, including furnishing, within 60 days after the end of each calendar quarter, a statement of all purchases and sales during the quarter and a schedule of investments and other assets of the Account as of the end of the quarter;

(v)          maintain all required accounts, records, memoranda, instructions or authorizations relating to the acquisition or disposition of investments for the Account;

(vi)         provide such information as is reasonably requested to assist in the determination of the net asset value of the shares of the Fund in accordance with applicable law; and

(vii)      not consult with any other sub-adviser of any other portion of the Fund or any other series of the Trust concerning transactions of the Fund or any other series of the Trust in which (a) the Investment Manager of any of its affiliated persons serves as principal underwriter, or (b) such other sub-adviser or any of its affiliated persons serves as principal underwriter.

(b)         The Investment Manager acknowledges that neither the Adviser nor its employees shall be required to evaluate the merits of investment selections or decisions made by the Investment Manager or be required to approve the selections or decisions, or to confirm their compliance with applicable investment policies and restrictions; these responsibilities being within the duties of the Investment Manager.

(c)          The Investment Manager’s services shall be subject always to the control and supervision of the Adviser and the Board, the restrictions of the Agreement and Declaration of Trust (the “Declaration of Trust”) and Bylaws of the Trust, as amended from time to time, the provisions of the 1940 Act, the statements relating to the Fund’s investment objective or objectives, investment policies and investment restrictions as set forth in the then-current Registration Statement, and any applicable provisions of the Internal Revenue Code of 1986, as amended (the “Code”). The Adviser has furnished or will furnish the Investment Manager with copies of the Registration Statement, Declaration of Trust, and Bylaws as currently in effect and agrees during the continuance of this agreement to furnish the Investment Manager with copies of any amendments or supplements thereto before or at the time the amendments or supplements become effective. The Investment Manager will be entitled to rely on all documents furnished by the Adviser.

(d)          The Investment Manager represents that it shall make every effort to ensure that the Fund continuously qualifies as a Regulated Investment Company under Subchapter M of the Code or any successor provision. Except as instructed by the Board or the Adviser, the Investment Manager shall also make decisions for the Account as to the manner in which voting rights, rights to consent to corporate action and any other rights pertaining to the Account’s portfolio securities shall be exercised. Should the Board at any time make any determination as to investment policy and notify the Investment Manager thereof, the Investment Manager shall be bound by such determination for the period, if any, specified in such notice or until similarly notified that such determination has been revoked.

(e)          In connection with the acquisition or disposition of securities described in Section 2.1(a) (iii), the Investment Manager may place orders for the purchase or sale of Account investments for the account of the Fund with brokers or dealers selected by it and, to that end, the Investment Manager is authorized as agents of the Fund to give instructions to the custodian of the Fund as to deliveries of securities and payments of cash for the account of the Fund. In connection with the selection of brokers or dealers and the placing of purchase and sale orders with respect to assets of the Account, the Investment Manager is directed at all times to seek to obtain the best combination of net price and execution under the circumstances within the policy guidelines as set forth in the current Registration Statement. Subject to this requirement and the provisions of the Advisers Act, the 1940 Act, and other applicable provisions of law, the Investment Manager may select brokers or dealers with which it, the Adviser or the Fund is affiliated.

(f)          In addition to seeking the best combination of net price and execution under the circumstances, the Investment Manager may also take into consideration research and statistical information and wire and other quotation services provided by brokers and dealers to the Adviser and Investment Manager. The Investment Manager is also authorized to effect individual securities transactions at commission rates in excess of the minimum commission rates available, if the Investment Manager determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage and research services provided by such broker or dealer, viewed in terms of either that particular transaction or Investment Manager’s overall responsibilities with respect to the Account. The policies with respect to brokerage allocation, determined from time to time by the Board are those disclosed in the Registration Statement. The execution of such transactions shall not be deemed to represent an unlawful act or breach of any duty created by this agreement or otherwise. The Investment Manager periodically will evaluate the statistical data, research and other investment services provided to it by brokers and dealers. Such services may be used by the Investment Manager in connection with the performance of its obligations under this agreement or in connection with other advisory or investment operations including using such information in managing its own accounts.

(g)          Nothing in this agreement shall preclude the aggregation of orders for sale or purchase of securities or other investments by two or more series of the Trust or by the Trust and other accounts (collectively, “Advisory Clients”) managed by the Adviser or the Investment Manager to the Fund, provided that: (i) the Adviser or Investment Manager’s actions with respect to the aggregation of orders for multiple Advisory Clients, including the Fund, are consistent with the then-current positions in this regard taken by the Securities and Exchange Commission or its staff through releases, “no-action” letters, or otherwise; and (ii) the Investment Manager’s policies with respect to the aggregation of orders for multiple Advisory Clients have been previously submitted to the Adviser.

(h)          The Investment Manager will advise the Adviser and, if instructed by the Adviser, the Fund's custodian on a prompt basis each day by electronic telecommunication or facsimile of each confirmed purchase and sale of a portfolio security specifying the name of the issuer, the full description of the security including its class, amount or number of shares of the security purchased or sold, the market price, the commission, government charges and gross or net price, trade date, settlement date and identity of the clearing broker. Under no circumstances may the Trust, the Adviser, the Investment Manager, SEI Investments Mutual Fund Services or any affiliates of such parties act as principal in a securities transaction with the Fund or any other investment company managed by the Adviser unless (i) permitted by an exemptive provision, rule or order under the 1940 Act and (ii) upon obtaining prior approval of the securities transaction from the Adviser. Any such transactions shall be reported quarterly to the Board.

(i)           The Investment Manager shall inform the Adviser and the Board on a current basis of changes in investment strategy or tactics or key personnel. It shall also be the duty of the Investment Manager to furnish to the Board such information as may reasonably be necessary for the Board to evaluate this agreement or any proposed amendments thereto for the purposes of casting a vote pursuant to Section 7.

(j)          The Investment Manager represents and warrants that it is in compliance with all applicable rules and regulations of the SEC pertaining to its investment advisory activities and agrees that it will conform with all applicable rules and regulations of the SEC pertaining to its investment advisory activities.

(k)         The Investment Manager acknowledges and agrees that (i) the names “CNI Charter” and “CNI Charter Funds” are the property of City National Bank, (ii) the name “AHA” is the property of the American Hospital Association, and (iii) the Investment Manager will publicly disseminate information concerning the Fund and the Trust only if such information has been approved in advance by the Trust.

ARTICLE 3

Allocation of Charges and Expenses

3.1          The Investment Manager will bear its own costs of providing services hereunder. Other than as specifically indicated herein the Investment Manager shall not be responsible for the Fund's or the Adviser's expenses, including, without limitation: the day to day expenses related to the operation and maintenance of office space, facilities and equipment; expenses incurred in the organization of the Fund, including legal and accounting expenses and certain costs of registering securities of the Fund under federal securities law and qualifying for sale under state securities laws; any share redemption expenses; expenses of portfolio transactions; shareholder servicing costs; pricing costs; interest on borrowings by the Fund; charges of the custodian and transfer agent, if any; cost of auditing services; all taxes and fees; certain insurance premiums; investor services (including allocable personnel and telephone expenses); the cost of paying dividends and capital gains distributions and any extraordinary expenses, including litigation costs in legal actions involving the Fund, or costs related to indemnification of Trustees, officers and employees of the Trust.

3.2          The Fund shall be free to retain at its expense other persons to furnish it with any services whatsoever, including, without limitation, statistical, factual or technical information or advice.

ARTICLE 4

Compensation of the Investment Manager

4.1          For the services to be rendered as provided herein, the Adviser shall pay to the Investment Manager for each month of the Fund’s fiscal year on the last day of each such month a fee based upon the average daily net assets of the Account, as determined pursuant to the Fund’s Registration Statement, at the following annual rate as a percentage of the Account's average daily net assets:

25 basis points (0.25%)

4.2          For the month and year in which this agreement becomes effective or terminates there shall be an appropriate proration on the basis of the number of days that the agreement is in effect during the month and year respectively.

4.3          If the net asset value is not required to be determined on any particular business day, then for the purpose of the foregoing computations, the net asset value of a share as last determined shall be deemed to be the net asset value of a share as of the close of business on that day.

4.4          In connection with purchases or sales of portfolio securities for the account of the Fund, neither the Investment Manager nor any officer, director, shareholder or other affiliate of the Investment Manager shall: (i) act as agent and accept any compensation other than its compensation provided for in this agreement, except in the course of such person’s business as an underwriter or broker; or (ii) act as broker and accept any commission, fee, or other remuneration in excess of the limits prescribed in the 1940 Act and the rules promulgated thereunder.

4.5          The Investment Manager agrees that in all matters relating to the management of the investment of the assets of the Fund, it will act in conformity with the Registration Statement, Declaration of Trust, and Bylaws of the Trust then in effect as provided to the Investment Manager in accordance with Section 2.1 (c).

ARTICLE 5

Limitations of Liability

5.1          The Investment Manager shall give the Fund the benefit of the Investment Manager’s best judgment and efforts in rendering services under this agreement; provided, that the Investment Manager shall not be liable for any error of judgment or import of law, or for any loss suffered by the Trust in connection with the matters to which this agreement relates, except loss resulting from: (i) willful misfeasance, bad faith or gross negligence on the part of the Investment Manager in the performance of its obligations and duties under this agreement; (ii) its reckless disregard of its obligations and duties under this agreement; or (iii) a breach of Section 2.1(d) of this agreement. The terms of this Section 5.1 shall survive termination of this agreement.

ARTICLE 6

Books and Records

6.1          In accordance with the requirements of Rule 31a-3 under the 1940 Act, the Investment Manager shall maintain separate books and detailed records pertaining to the Investment Manager’s provision of investment sub-advisory services to the Fund (the "Fund's Books and Records"), including without limitation the records required by subparagraphs (b)(5), (6), (7), (9), (10) and (11) and paragraph (f) of Rule 31a-1 under the 1940 Act. The Fund's Books and Records shall be available by overnight delivery of copies or for telecopying without delay to the Adviser during any day that the Fund is open for business. The Investment Manager shall preserve for the periods prescribed by Rule 31a-2 under the 1940 Act the Fund’s Books and Records.

6.2          The Investment Manager agrees that the Fund’s Books and Records which it maintains for the Fund in accordance with Rule 31a-3 under the 1940 Act are the property of the Trust and further agrees to surrender promptly to the Trust any such books, records or information upon the Trust’s reasonable request; provided, however, that the Investment Manager may maintain copies of such books and records. All such books and records shall be made available, within five business days of a written request, to the Trust’s independent registered public accounting firm during regular business hours at the Adviser’s offices. The Trust or its authorized representative shall have the right to copy any of the Fund’s Books and Records in the possession of the Investment Manager. Such books, records, information or reports shall be made available to properly authorized government representatives consistent with state and federal law and/or regulations. In the event of the termination of this agreement, all such books, records or other information shall be returned to the Trust free from any claim or assertion of rights by the Investment Manager; provided, however, that the Investment Manager may maintain copies of such records.

6.3          The Investment Manager further agrees that it will not disclose or use any records or information obtained pursuant to this agreement in any manner whatsoever except as authorized in this agreement and that it will keep confidential any information obtained pursuant to this agreement and disclose such information only if the Trust has authorized such disclosure, if such disclosure is required by federal or state regulatory authorities, or if such information is already in the public domain.

ARTICLE 7

Duration and Termination of this Agreement

7.1          This agreement shall not become effective unless and until the later of the time at which it is approved by the Board, including a majority of Trustees who are not parties to this agreement or interested persons of any such party to this agreement, or the time at which it is approved by a majority of the Fund’s outstanding voting securities as required by the 1940 Act. This agreement shall come into full force and effect on the later of such two dates. The agreement shall continue in effect for two years and shall thereafter continue in effect from year to year so long as such continuance is specifically approved at least annually by: (i) the Board, or by the vote of a majority of the Fund’s outstanding voting securities; and (ii) a majority of those Trustees who are not parties to this agreement or interested persons of any such party cast in person at a meeting called for the purpose of voting on such approval.

7.2	Termination.

(a)          This agreement may be terminated at any time, without penalty, by vote of the Board or by vote of the holders of a majority of such Fund’s outstanding voting securities, or by the Adviser or Investment Manager, on sixty (60) days’ written notice to the other party.

(b)          This agreement may be terminated at any time without the payment of any penalty by vote of the Board in the event that it shall have been established by a court of competent jurisdiction that the Investment Manager or any officer or director of the Investment Manager has taken any action which results in a breach of the covenants of the Investment Manager set forth herein.

(c)         This agreement shall automatically terminate in the event of its assignment.

ARTICLE 8

Amendments to this Agreement

8.1          This agreement may be amended by the parties only if such amendment is specifically approved by: (i) if required by law the vote of a majority of the Fund’s outstanding voting securities, and (ii) a majority of those Trustees who are not parties to this agreement or interested persons of any such party cast in person at a meeting called for the purpose of voting on such approval.

8.2          Notwithstanding anything herein to the contrary, this agreement may be amended by the parties without the vote or consent of shareholders of the Fund to supply any omission, to cure, correct or supplement any ambiguous, defective or inconsistent provision hereof, or if they deem necessary to conform this Agreement to the requirements of applicable federal laws or regulations, but neither the Adviser or Investment Manager shall be liable for failing to do so.

ARTICLE 9

Notices

9.1          Any notice shall be sufficiently given when sent by registered or certified mail to the other party at the address of such party set forth below or at such other address as such party may from time to time specify in writing to the other party.

If to the Adviser:

CCM Advisors, LLC.

190 S. LaSalle Street, Suite 2800

Chicago, Illinois 60603

Attn: Timothy Solberg

If to the Investment Manager:

SKBA Capital Management, LLC

44 Montgomery Street, Suite 3500

San Francisco, CA 94104

ARTICLE 10

Miscellaneous Provisions

10.1       Other Relationships. It is understood that the officers, Trustees, agents, shareholders and other affiliates of the Trust are or may be interested in the Adviser or Investment Manager as officers, directors, agents, shareholders, affiliates or otherwise, and that the officers, directors, shareholders, agents and other affiliates of the Adviser or Investment Manager may be interested in the Trust otherwise than as shareholders.

10.2       Definitions of Certain Terms. The terms “assignment,” “affiliated person” and “interested person”, when used in this agreement, shall have the respective meanings specified in the 1940 Act. The term “majority of the outstanding voting securities” means the lesser of: (a) 67% or more of the votes attributable to Shares of the Fund or the Trust, as appropriate, present at a meeting if the holders of more than 50% of such votes are present or represented by proxy; or (b) more than 50% of the votes attributable to Shares of the Fund or the Trust, as appropriate.

10.3	Applicable Law.

(a)          This agreement shall be construed and the provisions hereof interpreted under and in accordance with the laws of Illinois without regard to conflicts of law principles or precedents.

(b)          This agreement shall be subject to the provisions of the Securities Act of 1933, as amended, the 1940 Act and the Securities Exchange Act of 1934, as amended, and the rules and regulations and rulings thereunder, including such exemptions from those statutes, rules and regulations as the SEC may grant and the terms hereof shall be interpreted and construed in accordance therewith.

10.4       Severability. If any provision of this agreement shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder of this agreement shall not be affected thereby.

10.5       Captions. The captions in this agreement are included for convenience of reference only and in no way define or delineate any of the provisions hereof or otherwise affect their construction or effect.

10.6       Counterparts. This agreement may be executed simultaneously in multiple counterparts, each of which taken together shall constitute one and the same instrument.

10.7       Cooperation with Authorities. Each party hereto shall cooperate with the other party and all appropriate governmental authorities (including without limitation the SEC) and shall permit such authorities reasonable access to its books and records in connection with any investigation or inquiry relating to this agreement or the transactions contemplated hereby.

10.8       Cumulative Rights. The rights, remedies and obligations contained in this agreement are cumulative and are in addition to any and all rights, remedies and obligations, at law or in equity, which the parties hereto are entitled to under state and federal laws.

10.9       Compensation of Officers, Trustees and Employees. No Trustee, officer or employee of the Trust shall receive from the Trust any salary or other compensation as a Trustee, officer or employee of the Fund while at the same time holding a position as a director, officer, partner, member or employee of the Investment Manager. This paragraph shall not apply to consultants and other persons who are not regular members of the Investment Manager's staff.

IN WITNESS WHEREOF, the parties hereto have caused this agreement to be executed in their names and on their behalf by their duly authorized officers all on the day and year first above written.

CCM ADVISORS, LLC

By: /s/ Timothy S. Solberg
Title: Managing Director/Chief Investment Officer

SKBA CAPITAL MANAGEMENT, LLC

(Investment Manager)

By: /s/ Kenneth Kaplan
Title: CEO

(Investment Manager)

Exhibit D

AMENDMENT AND ASSIGNMENT OF

CNI CHARTER FUNDS CUSTODY AGREEMENT

THIS AMENDMENT AND ASSIGNMENT dated this 11th day of August, 2006 to the Mutual Fund Custody Agreement (the “Agreement”) dated as of March 23rd, 1999, by and between the CNI Charter Funds (the “Fund”), a Delaware business trust and Wachovia Bank, National Association (formerly First Union National Bank) (“Wachovia”), shall be as follows:

WHEREAS, the Fund and Wachovia have previously entered into the Agreement and Fund has established and/or has an interest in one or more custodial accounts (each an “Account”) with Wachovia pursuant to the terms of the Agreement.

WHEREAS, effective December 30, 2005, Wachovia Corporation sold its institutional custody services business to U.S. Bank National Association (“U.S. Bank”).

WHEREAS, the parties desire to amend the said Agreement to assign the Agreement from Wachovia to U.S. Bank; and

WHEREAS, section 15 of the Agreement allows for its amendment by a written instrument executed by both parties.

NOW, THEREFORE, the parties agree as follows:

Effective August 11th, 2006, all references to Wachovia Bank, N.A. in the Agreement should be replaced with U.S. Bank, N.A.

U.S. Bank represents that it is a national bank authorized to accept and execute custody arrangements under the authority granted to it by the United States Department of the Treasury, Office of the Comptroller of the Currency. U.S. Bank hereby: (i) confirms it is qualified to establish and maintain the Account(s) and act as custodian to the Fund; (ii) confirms the assignment and its acceptance of the powers, rights, functions, duties and interests as successor to Wachovia under the Agreement; (iii) represents that it is eligible, and satisfies all applicable requirements and qualifications to become successor custodian, and (iv) agrees to perform each of such duties and obligations provided in the Agreement and subject to the provisions currently set forth therein

Except to the extent supplemented hereby, the Agreement shall remain in full force and effect.

1

IN WITNESS WHEREOF, the parties hereto have caused this Amendment to be executed by a duly authorized officer on one or more counterparts as of the date and year first written above.

CNI CHARTER FUNDS	U.S. BANK, N.A.

By:_/s/ Phil Masterson________________	By:_/s/ Michael McVoy_______________
Name:_ Phil Masterson ________________	Name:_Michael McVoy______________
Title:_Asst. Secretary__________________	Title:_Vice President________________

2

Exhibit E

Wachovia Bank, N.A.

Securities Lending

Agency Agreement

With

CNI Charter Funds

Securities Lending Agency Agreement

This Securities Lending Agency Agreement (the “Agreement”) dated as of October 1, 2005 sets forth the terms and conditions between CNI Charter Funds, on behalf of its series listed on Attachment E (in such capacity, the “Lender”) and Wachovia Bank, National Association (the “Agent”), concerning the lending by the Agent, solely as agent for the Lender and not in its individual capacity, of securities held by the Agent for the Lender in the custody account established pursuant to the Custody Agreement, as amended by this Agreement (the securities held in such custody account from time to time are hereafter referred to collectively as the “Available Securities”), to certain banks, securities brokers and dealers as provided herein. This Agreement shall apply to each such loan of securities, hereinafter referred to individually as a “Loan.” Other capitalized terms used herein have the respective meanings specified in section 14. The Agent shall administer any Loans subject to the following terms and conditions:

1.             Appointment / Selection of Borrowers. The Lender hereby authorizes and appoints the Agent, as agent for the Lender to lend Available Securities of the Lender in accordance with the provisions hereof. The Agent is hereby authorized and agrees to make Loans pursuant to this Agreement only to such banks, securities brokers and dealers (collectively, the “Borrowers”) as have been approved by the Lender. Attached hereto, as Attachment A is a list of the Borrowers, each of which has been approved by the Lender as of the date hereof. In addition, the Lender may authorize or direct the Agent to make Loans to additional organizations and entities selected from time to time by Lender as to which Agent has entered into or will enter into a Master SLA (as defined below), which, upon the Lender’s approval, shall be added to Attachment A and become Borrowers until further notice from the Lender. Subject to the Lender’s approval, Attachment A may also be amended by Agent from time to time to add or delete Borrowers and Agent will notify Lender of each such proposed change provided that the Agent shall not make any Loan of the Lender’s securities to any proposed Borrower not previously disclosed to the Lender except after not less than 10 days prior written notice thereof to the Lender. With respect to a deleted Borrower, such change shall be effective immediately upon notification to Lender to such effect. With respect to a proposed additional borrower, unless Lender notifies Agent, within ten days of the giving by Agent of notice of the proposed additional borrower(s), of Lender’s disapproval of any such additional borrower(s), Lender agrees that Attachment A shall be deemed amended to add the name(s) of such borrower(s).

At any time the Lender may direct the Agent to cease lending Available Securities to any Borrower in which event such Borrower shall be deleted from Attachment A and shall cease to be a Borrower until further notice from the Lender.

2.             Master Securities Loan Agreement. Loans to any Borrowers shall be made only pursuant to a Master Securities Loan Agreement (“Master SLA”) in substantially the form attached hereto as Attachment C. The Lender specifically approves such form of agreement and agrees to promptly furnish to Agent Lender’s financial statements to enable Agent to comply with any request therefor by Borrower in connection with any Master SLA. The Lender understands and agrees that the Agent may revise in a manner not inconsistent with the provisions of this Agreement, without notice to the Lender, the terms of any Master SLA with any Borrower as the Agent deems necessary or appropriate, in its discretion, for the effectuation of any transaction contemplated hereby or thereby.

The Lender hereby represents that (a) Available Securities are free and clear of any lien, charge or encumbrance except as otherwise created hereunder, and (b) the Lender and any third party having power to dispose of such Available Securities has no present intention to sell such Available Securities. The Lender shall (a) promptly notify the Agent of any change in the availability of such Available Securities for lending, (b) in the event of the sale of any such Available Securities, give notice thereof to the Agent no later than the trade date of such sale, and (c) upon Lender’s, or a person’s or persons’ authorized to act on behalf of Lender, receipt of a notice of buy-in such notice will be immediately electronically transmitted to Agent for retransmission to Borrower and, if such buy-in is executed, Lender or person or persons authorized to act on behalf of Lender will communicate to Agent no later than 3:45 PM Eastern Standard time on day of execution the pertinent information regarding such buy-in. The Lender acknowledges that, under the applicable Master SLA, Borrowers will not be required to return loaned securities immediately upon receipt of notice from Agent terminating the applicable loan, but instead will be required to return such loaned securities within the standard settlement period for such securities. Upon receiving a notice from the Lender or person or persons authorized to act on behalf of Lender that Available Securities which have been lent to a Borrower should no longer be considered Available Securities (whether because of the sale of such securities or otherwise), the Agent shall use its best efforts to notify promptly thereafter the Borrower which has borrowed such securities that the loan of securities is terminated and that such securities are to be returned within the standard settlement period for such securities or five (5) business days, whichever is less.

3.             Initial Collateral for Loans. As security for each Loan, the Agent shall, on or prior to delivery of the Available Securities to be loaned, receive Collateral (as defined and permitted by the applicable Master SLA) from the Borrower consisting of (a) cash, (b) US government and US government agency securities, (c) irrevocable letters of credit (individually, a “Letter of Credit”), or (d) such other forms as the Agent and the Lender may from time to time agree in writing in each case of a character and in an amount equal to no less 102% of the market value of the securities loaned in the case of securities of U.S. issuers and 105% of the market value of the securities Loaned in the case of securities of Non-US issuers. The Lender may, by prior notice to the Agent, direct the Agent to accept only certain of the foregoing types of Collateral in respect of Loans made on behalf of the Lender.

4.	Marking to Market.

4.1.         The Agent shall compute, pursuant to the applicable Master SLA, daily the Market Value (as defined in the applicable Master SLA) of all Loaned Securities with respect to each Borrower. If at the close of business on any day, the Market Value of the Collateral held in aggregate for any Borrower, is less than 101.0% of the aggregate Market Value of the Loaned Securities, then the Agent shall demand that such Borrower deliver to the Lender’s collateral account, additional Collateral (by delivery of additional cash or securities) in an amount that will bring the aggregate Borrower’s collateral to 102%, or 105% in the case of foreign securities, of the aggregate Market Value of the Loaned Securities.

4.2.         If, under the Master SLA between the Agent and a Borrower, the market value of the Collateral received with respect to any Loan to such Borrower exceeds the Contract Value of the Loaned Securities with respect to such Loan by an amount sufficient under the Master SLA to permit the Borrower to request an adjustment to the amount of Collateral for such Loan, the Agent is authorized to make such an adjustment (by the return of a portion of the cash or securities or acceptance of an amendment to or substitution for the Letter of Credit previously delivered by such Borrower in respect of Loans), as provided in such Master SLA.

5.	Distributions, Loan Premiums, etc.

5.1.         The Agent shall collect and hold (pursuant to the Lender’s instructions) as and when payable by each Borrower amounts equivalent to all Distributions made in respect of Loaned Securities during the term of Loans made to such Borrower.

5.2.         Loaned Securities may be transferred into the names of others and the Lender hereby waives on behalf of itself and each person with an interest, beneficial or otherwise, in the Loaned Securities any right to vote the Loaned Securities prior to the termination of the Loan with respect to such Loaned Securities and the right to participate in any dividend reinvestment program attendant to such Loaned Securities during the term of any Loan.

5.3.         The Lender understands and agrees that the identity of Lender shall be disclosed by Agent to a Borrower.

5.4.         Provided there is no default by the Borrower, the Agent is authorized to return to Borrowers all interest and other Distributions on Collateral consisting of securities, if any, as provided in the relevant Master SLAs.

6.	Investment of Cash; Maintenance of Collateral Securities.

6.1.         The Lender authorizes Agent to invest, on Lender’s behalf, cash Collateral received in respect of any Loan, subject to an obligation, upon the termination of the Loan, to return to the Borrower the amount of cash initially pledged (as adjusted for any interim marks-to-market). Unless otherwise agreed, the Lender hereby authorizes and directs the Agent to maintain cash Collateral in a joint investment account maintained by the Agent for the benefit of lenders and to invest such cash Collateral on behalf of the Lender in accordance with the investment guidelines outlined in Attachment B

6.2.         If the cash Collateral is maintained in a joint investment account, as described in Section 6.1, Lender understands and agrees that Lender will receive an identifiable interest in each instrument held in such joint account that is equivalent to the pro rata share of Lender’s cash Collateral held in the joint account. Lender further understands and agrees that Lender will have the right to proceed on its own behalf directly against the issuer of any instrument held in such joint investment account in the event of a default thereon and that Agent shall have no right or obligation to enforce any rights with regard to such instrument unless Lender appoints Agent as Lender’s agent for the purpose of exercising such rights.

6.3.         The interest of Lender in each instrument held in the joint investment account shall be assignable, subject to eligibility restrictions established by Agent. In addition,

such interests shall entitle Lender (a) to participate in any voting rights conferred under the terms of the instrument and (b) to receive reports (if any) distributed by the issuer and confirmations pertaining to the instrument issued by the issuer of such instrument, provided that the rights set forth in subsections (a) and (b) of this Section 6.3 shall be in proportion to Lender’s pro rata interest in such instrument as provided in Section 6.2.

6.4.         Lender, in its reasonable discretion, may direct that Agent not invest the cash Collateral held in the joint investment account in a particular instrument or class of instruments or may request such other reasonable investment limitations as Lender reasonably requires.

6.5.         Any losses (including any loss of principal) from investing and reinvesting any cash Collateral in accordance with the provisions hereof shall be at the Lender’s risk and for the Lender’s account. To the extent that earnings on invested cash collateral are insufficient to pay the amount of any rebate payable to a Borrower in respect of any Loan or any investment losses reduce the principal amount of cash below the amount required to be returned to the Borrower upon the termination of any Loan made on the Lender’s behalf (after giving effect to any rebate due Borrower), the Lender will, on demand of the Agent, immediately pay to the Agent (for transmission to such Borrower) an equivalent amount in cash. The Lender acknowledges and agrees that, in respect of any Loan entered into on the Lender’s behalf, the Agent may at its option advance its own funds to pay any such rebate or other fees or amounts due Borrower to the extent permitted by applicable law. If the Agent makes any such advance, or if the Lender does not pay to the Agent when due the applicable revenue sharing or fees pursuant to section 10 of this Agreement, the Lender will be liable to the Agent until payment in full of such liability, at a rate per annum (computed daily on the amount of the outstanding liability) equal to 2% above the prime rate of interest of Wachovia Bank, National Association as announced at its principal office in Charlotte, North Carolina from time to time. As security for any and all obligations of the Lender to the Agent arising hereunder or under any Master SLA or Loan effected on the Lender’s behalf at any time and from time to time, the Lender hereby assigns and grants to the Agent a security interest in, and hereby pledges, all of its right, title and interest in, to and under the Custody Account and all cash and securities standing to the credit thereof from time to time, and proceeds thereof.

6.6.         Unless otherwise agreed, the Agent will hold for the Lender, for safekeeping, all Collateral consisting of cash and securities received from Borrowers in respect of Loaned Securities either (a) at its own facilities, (b) with a Federal Reserve Bank, the Depository Trust Company or any other depository or clearing corporation of which the Agent is a participant or (c) with a bank sub-custodian approved by the Agent.

6.7.         The Agent is authorized to accept substitute Collateral of any type as is permitted hereunder during the term of any Loan so long as the Contract Value in respect of such Loan continues to be satisfied after such substitution.

7.             Termination of Securities Loan. The Lender shall have the right to direct the Agent (a) to terminate any Loan with any Borrower at any time and (b) to cease, either temporarily or indefinitely, entering into any new Loans with such Borrowers as from time to time the Lender may designate. The Agent is also authorized in its discretion to terminate, on the Lender’s behalf, any Loan entered into with a Borrower without prior notice to the Lender, subject to the conditions of the relevant Master SLA. In the event of the termination of a Loan under any provision of the Master SLA between a Borrower and the Agent (whether or not as a result of the direction of the Lender), the Agent shall (subject to section 12 of this Agreement) receive the Loaned Securities in respect of such Loan and all Distributions thereon delivered by such Borrower as a result of such termination within the standard settlement period for such Loaned Securities, and, in connection with such termination, is authorized to return to such Borrower any Collateral in respect of such Loan, and in the case of Collateral consisting of securities, all Distributions thereon not previously returned to Borrower, to the extent provided in such Master SLA.

8.             Reports. The Agent shall provide the Lender with (a) monthly statements (i) describing all Loans entered into pursuant to this Agreement during such month, including the names of the Borrowers, the Loaned Securities, the Collateral held by the Agent therefor, and the amount of the loan premiums received and the loan rebates paid by the Agent, (ii) stating with respect to such month the amount of any return on cash Collateral invested by the Agent pursuant to section 6 of this Agreement, and (iii) setting forth with respect to such month the amount of the Agent’s share of revenues hereunder, and (b) such other information or documentation with respect to Loans entered into hereunder as may be reasonably requested by the Lender from time to time.

9.             Loan Premiums; Loan Rebates. The Agent shall have sole responsibility for negotiating the amount and terms to the extent not otherwise specified in the Master SLA of (a) all loan premiums to be paid by Borrowers in respect of Loans secured by securities Collateral or a Letter of Credit and (b) all loan rebates to be paid by the Agent on behalf of the Lender to Borrowers in respect of Loans secured by cash Collateral The Agent is authorized to pay any such rebates when and as due to such Borrowers, to the extent of available funds therefor.

10.          Revenue Sharing. The Lender and Agent shall share in the net securities lending revenues generated under this Agreement in the amounts agreed upon from time to time in writing signed by the Lender and the Agent. For purposes hereof “net securities lending revenues” shall mean (a)(i) all loan premium fees derived from Agent’s acceptance of non-cash Collateral; plus (ii) all gains, income and earnings from the investment and reinvestment of the Fund’s cash Collateral; minus (b) broker rebate fees paid by the Agent to the Borrower. See Attachment D.

11.	Representation and Warranties.
11.1.	The Agent represents and warrants that:

(a)           The Agent has full legal right, power and authority to execute, deliver and perform this Agreement;

(b)           No contractual or legal obligation exists which would prohibit the Agent from carrying out the transactions contemplated hereby;

(c)          This Agreement has been duly authorized by all necessary corporate action on the part of the Agent and has been duly executed and delivered by one of the duly authorized officers of the Agent; and

(d)           The execution and delivery of this Agreement will not result in any violation of or be in conflict with or constitute a default under any term of the charter or by-laws of the Agent or of any agreement or other instrument, law or judgment applicable to the Agent.

11.2.	The Lender represents and warrants that:

(a)           The Lender has full legal right, power and authority to execute, deliver and perform this Agreement;

(b)           No contractual or legal obligation exists which would prohibit the Lender from carrying out the transactions contemplated hereby or the lending of securities hereunder or investment of cash Collateral pursuant hereto;

(c)           This Agreement has been duly authorized by all necessary executive, legislative, governmental and administrative action on the part of the Lender and has been duly executed and delivered by a duly authorized representative of the Lender; and

(d)           The execution and delivery of this Agreement and the performance of the transactions contemplated hereby will not result in any violation or be in conflict with or constitute a default or violation under or violate any law, ordinance, decree or judgment applicable to the Lender or any person having an interest in Available Securities hereunder or any agreement or instrument to which either is a party or by which it is bound.

(e)           The Available Securities are owned by the Lender free and clear of any lien, charge or encumbrance.

12.	Agent’s Obligations

12.1.      If the Borrower in respect of any loan made pursuant hereto and pursuant to the relevant securities borrowing agreement (“Master SLA”) fails to return loaned securities because it is the subject of a bankruptcy, insolvency, reorganization, liquidation, receivership, conservatorship or similar event (collectively, “Bankruptcy Event”), then Agent shall, at its expense (subject to the succeeding paragraph hereof and to the Lender’s Liability for principal losses pursuant to Section 6 of the Agreement) and within 1 business day of the Bankruptcy Event as determined by Agent (the “Indemnity Triggering Date”), credit Lender’s account in United States dollars with the difference (where a positive number) (“Indemnifiable Amount”) between (A) the market value of such loaned securities on the Indemnity Triggering Date (including, in the case of debt securities, accrued, but unpaid interest and, in the case of equity securities, dividends or distributions declared but not paid or remitted to Lender) and (B) the market value of the related collateral which shall be (i) in the case of loans collateralized solely by cash collateral, the greater of the market value of the cash collateral on the date of initial pledge as adjusted for any subsequent marks-to-market to the Indemnity Triggering Date and the market value of the proceeds of cash collateral investments on the Indemnity Triggering Date, (ii) in the case of loans collateralized solely by securities collateral, the greater of the market value of such collateral on the business day immediately preceding the Indemnity Triggering Date and on the Indemnity Triggering Date, and (iii) in the case of loans collateralized solely by letters of credit, the respective available undrawn amounts on the Indemnity Triggering Date. Where a loan is collateralized by more than one type of collateral, the aggregate market value of collateral securing such loan (for the purpose of computing the Indemnifiable Amount) shall be the sum of the market values for each relevant type of collateral. Market value shall be determined by Agent, where applicable, by utilizing recognized pricing services or dealer price quotations.

In lieu of paying Lender the Indemnifiable Amount as provided above, Agent may, at its sole option and expense, purchase for Lender’s account (“Buy-In”) on the Indemnity Triggering Date for settlement in the normal course replacement securities of the same issue, type, class, and series as that of the loaned securities, provided, however, that if Agent effects a Buy-In, Lender agrees that, to the extent of such Buy-In, Agent shall be subrogated to, and Lender shall assign and be deemed to have assigned to Agent, all of Lender’s rights in, to and against the Borrower (and any guarantor thereof) in respect of such loan, any collateral pledged by the borrower in respect of such loan (including any letters of credit and the issuers thereof), and all proceeds of such collateral. In the event that Lender receives or is credited with any payment, benefit or value from or on behalf of the Borrower in respect of rights to which Agent is subrogated as provided herein, Lender shall promptly remit or pay to Agent the same (or, where applicable, its United States dollar equivalent).

12.2.      The Agent shall not be liable to the Lender or any third party for any loss occasioned by reason of action taken or omitted to be taken by the Agent hereunder or in connection herewith, except insofar as such loss is occasioned by the Agent’s negligence or willful misconduct The Lender agrees to reimburse the Agent for all losses, damages, taxes (other than income taxes on any fee paid to the Agent pursuant to section 10 and costs and expenses (including, without limitation, costs incurred as a result of proceeding against any Collateral upon a default by a Borrower and all amounts paid in the settlement of claims or satisfaction of judgments and legal fees) which may arise out of (i) any action taken by the Agent pursuant to this Agreement or otherwise upon the instructions of the Lender (except insofar as such losses, damages, taxes and expenses are incurred as a result of the Agent’s negligence or willful misconduct) or (ii) the failure by the Lender to fulfill the terms of any Loan or any agreement relating thereto, including this Agreement and any Master SLA, including without limitation, a failure by the Lender to give timely notification to Agent of any sale or change in availability of Available Securities as required by Section 2 of this Agreement.

12.3.      In order to be able to carry out Loans hereunder, the Agent is authorized to deposit Available Securities with a Federal Reserve Bank, the Depository Trust Company or any other depository or clearing corporation of which the Agent is a participant or with a bank sub-custodian approved by the Agent. The Agent shall not be liable to the Lender or any third party as a result of any act or failure to act by any Federal Reserve Bank, the Depository Trust Company or any depository or clearing corporation or sub-custodian, or the employees or agents of any of the foregoing, so long as the Agent exercised reasonable care in the selection thereof.

12.4.      Subject to the approval of the Lender, the Agent may, from time to time appoint one or more persons to act as its sub-agent hereunder or with respect to the loan of securities held in the custody account established pursuant to the Custody Agreement, and the Lender hereby approves any such appointment. Any reference to the Agent shall deem to mean and include, any sub-agent appointed by Wachovia Bank, National Association and approved by Lender- Agent shall have the right, in its discretion, to terminate any appointment of a sub-agent or to modify the terms of any such appointment without notice to the Lender.

13.          Agent’s Outside Activities. The Lender understands that (a) through the Agent’s commercial lending, trust or other departments, the Agent may be a creditor of Borrowers for its own account and (b) all requests for Loans from Borrowers will be allotted by the Agent among all of its customers in a manner which in the judgment of the Agent shall be fair and equitable. The Agent shall furnish to the Lender upon request a description of its method for allocating Loans in accordance with the foregoing clause (b), as then in effect.

14.	Definitions.

Custody Agreement: the Custody Agreement between the Lender and the Agent, dated March 23, 1999.

Distribution: with respect to any Loaned Securities, or Collateral consisting of securities, any interest, dividend or other payment or distribution of cash, securities or other property including any option, warrant, right, privilege or other security of any kind distributed with respect thereto or in exchange therefor.

Loaned Securities: with respect to any Borrower, the aggregate of the following (unless otherwise provided in the Master SLA):

(a)           all securities which the Agent shall deliver to such Borrower pursuant to a Loan;

(b)           all securities distributed with respect to or in exchange for any Loaned Securities, including securities distributed as a result of any stock split or stock dividend;

(c)           all securities received in exchange for Loaned Securities in connection with (i) a merger in which the issuer of such Loaned Securities is not the surviving corporation or (ii) a sale of substantially all the assets of such issuer; and

(d)           all securities for which Loaned Securities are exchanged in connection with any recapitalization of the issuer of such Loaned Securities.

15.          ERISA. Where the Lender is a plan subject to the requirements of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), the Lender agrees to promptly notify the Agent if at any time:

(a)           any potential borrower which is a broker-dealer registered under the Securities Exchange Act of 1934, as amended (the “1934 Act”), a broker-dealer exempted from registration under Section 15(a)(1) of the 1934 Act as a dealer of exempted U.S. Government securities, or a bank (or any of such potential borrower’s affiliates, as defined in Department of Labor Prohibited Transaction Exemption 81-6) has discretionary authority or control with respect to the investment of any Available Securities, or renders investment advice (within the meaning of 29 CFR § 2510.3-21(c)) with respect to any Available Securities, or

(b)           any potential borrower not described in clause (a) above is a party-in-interest with respect to the Lender (within the meaning of § 3(14) of ERISA) or a disqualified person with respect to the Lender (within the meaning of § 4975(e) (2) of the Internal Revenue Code of 1986, as amended).

If the Lender provides such notice, the Agent shall take appropriate action to prevent the Lender from engaging in a loan of securities that would constitute a prohibited transaction (as described in Section 406 of ERISA) with any potential borrower so identified by the Lender. The Agent shall be entitled to rely conclusively upon such notice from the Lender.

16.          Tax Considerations. The Lender acknowledges that any payment of distributions from a Borrower to the Lender are in substitution for the interest or dividend accrued or paid in respect of Loaned Securities and that the tax treatment of such payment may differ from the tax treatment of such interest or dividend. The Lender acknowledges that it has made its own assessment and evaluation of the tax consequences to it of any Loan permitted to be effected hereunder.

17.	The parties acknowledge that:

THE PROVISIONS OF THE SECURITIES INVESTOR PROTECTION ACT OF 1970 MAY NOT PROTECT THE LENDER WITH RESPECT TO THE SECURITIES LOAN TRANSACTION AND THAT, THEREFORE, THE COLLATERAL DELIVERED BY THE BROKER OR DEALER, AS BORROWER. TO THE LENDER MAY CONSTITUTE THE ONLY SOURCE OF SATISFACTION OF THE BROKER’S OR DEALER’S OBLIGATION IN THE EVENT THE BROKER OR DEALER FAILS TO RETURN THE SECURITIES.

18.          Execution of Documents. The Lender hereby authorizes and empowers the Agent to execute in the Lender’s name and on its behalf and at its risk all agreements and documents as may be necessary or appropriate in the judgment of the Agent to carry out the purposes of this Agreement. The Agent is authorized to supply any information regarding the Lender and any Loan effected pursuant hereto which is required by applicable law.

19.          Termination. This Agreement may be terminated at the option of either party upon no less than 30 days’ prior written notice of termination to the other party. Concurrent with the termination date of this Agreement, no further Loans will be made and unless otherwise directed in writing by the Lender, the Agent shall terminate any Loans which remain outstanding in accordance with the Master SLA’s applicable to such Loans. The provisions hereof shall continue in full force and effect in all other respects until all Loans have been terminated and all obligations satisfied as herein provided.

20.          Notices. All notices, demands and other communications hereunder shall be in writing and delivered or transmitted (as the case may be) by registered mail, facsimile, telex or courier, or be effected by telephone promptly confirmed in writing and delivered or transmitted as aforesaid, to the intended recipient as set forth below. Notices shall be effective upon receipt.

(a) if to the Lender, at	(b) if to the Agent, at

Eric Kleinschmidt CNI Charter Funds c/o SEI Investments Global Funds Services One Freedom Valley Drive Oaks, PA 19456 Tel: (610) 676-3426 Fax: (484) 676-3426 ekleinschmidt@seic.com	Alba M. Suarez Wachovia Bank, National Association Securities Lending Division PA 4944 123 South Broad Street Philadelphia, PA 19109 Tel: 215-670-4521 Fax: 215-670-4798 alba.suarez@wachovia.com or to such other addresses as either of the parties shall have furnished to the other in writing.

21.          Custody Agreement. Insofar as the terms of the Custody Agreement are inconsistent with, or require written instructions or a separate written agreement to permit performance of, this Agreement, such terms shall be deemed amended, such instructions given and such agreement entered into by the parties hereunder, to the extent necessary to permit the performance of this Agreement in accordance with its terms in connection with the transactions contemplated hereby. As so amended by the preceding sentence, the Custody Agreement is ratified and confirmed to be in full force and effect. All terms and conditions of the Custody Agreement consistent with this Agreement are hereby ratified and confirmed to be in full force and effect in this Agreement.

22.          Miscellaneous. This Agreement embodies the entire agreement and understanding between the parties and supersedes any other agreement between the parties concerning securities lending. This Agreement may not be changed, amended or modified except by an instrument in writing signed by each of the parties hereto. The headings in thus Agreement are for convenience of reference only and shall not expand, limit or otherwise affect the meaning hereof. This Agreement shall not be assignable by either party hereto without the written consent of the other and shall be governed by and construed in accordance with Pennsylvania law. Subject to the foregoing, this Agreement shall be binding upon and inure to the benefit of each party hereto and its successors and permitted assigns.

CNI CHARTER FUNDS By /s/ Vernon C. Kozlen 10/1/05 Name: Vernon C. Kozlen Date Title: President	WACHOVIA BANK, NATIONAL ASSOCIATION By /s/ Daniel T. Murphy 10/1/05 Daniel T. Murphy Date Title: Senior Vice President

ATTACHMENT A

CNI CHARTER FUNDS

APPROVED BORROWERS FOR SECURITIES LENDING

Borrower
Abbey National Securities, Inc.
ABN Amro Bank, NV
ABN Amro, Inc.
Banc of America Securities LLC
Barclays Bank Plc
Barclays Capital, Inc.
Bear Stearns Companies, Inc.
Bear Stearns & Co. Inc.
Bear Stearns International Limited
Bear Stearns Securities Corp.
BNP Paribas
BNP Paribas Securities Corp.
Cantor Fitzgerald & Co.
Cantor Fitzgerald Securities
Citigroup Global Markets Inc.
Citigroup Global Markets Ltd.
Countrywide Securities Corp.
Credit Suisse First Boston LLC
Credit Suisse First Boston (Europe) Ltd.
Deutsche Bank AG
Deutsche Bank Securities Inc.
Dresdner Bank AG
Dresdner Kleinwort Wasserstein Securities, LLC
Dresdner Kleinwort Wasserstein Securities, Ltd.
Fortis Bank
Fortis Securities, LLC
Goldman Sachs & Co.
Goldman Sachs International
Greenwich Capital Markets, Inc.
Harris Nesbitt Corp.
HSBC Securities (USA), Inc.
ING Financial Markets, LLC
Janney Montgomery Scott LLC
Jefferies & Company, Inc.
J.P. Morgan Securities, Inc.
J.P. Morgan Securities, Ltd.
Lehman Brothers, Inc.
Lehman Brothers International (Europe)
Merrill Lynch Government Securities, Inc.
Merrill Lynch International

ATTACHMENT A

Borrower
Merrill Lynch Pierce Fenner & Smith, Inc.
Morgan Stanley & Co., Inc.
Morgan Stanley & Co. International Ltd.
MS Securities Services Inc.
Nomura Securities International, Inc.
RBC Capital Markets Corp.
Societe Generale
UBS AG
UBS Securities LLC
WestLB AG

ACCEPTED AND APPROVED BY, as of October 1, 2005: CNI CHARTER FUNDS By: /s/ Vernon C. Kozlen Name: Vernon C. Kozlen Title: President Date: October 1, 2005

ATTACHMENT B

COLLATERAL AND INVESTMENT GUIDELINES

STANDARD PROGRAM

The undersigned (“Lender”) hereby authorizes Wachovia Bank NA. (“Agent”) to accept the following as investments, as referenced in the Securities Lending Agency Agreement (the “Agreement”), to which these Guidelines are attached as Attachment B

I.	Objectives

The key objectives of the management of cash collateral supporting securities loans are to:

a	safeguard principal,
b.	assure that all cash collateral is invested in a timely manner,
c.	maintain adequate liquidity to meet the needs of Lender and/or their investment advisors, and
d.	consistent with these objectives, to optimize the spread between the earnings on cash collateral investments and rebate rates paid to the borrowers of securities.
II.	Permissible Investments and Credit Quality

Permissible investments will consist of the instruments defined by the parameters of these guidelines. Investments other than Government Securities, Repurchase Agreements, Master Notes, direct Funding Agreements and Mutual Funds must have been registered with the Securities and Exchange Commission, or have been issued pursuant to Rule 144A.

The following instruments shall be Permissible Investments:

a.

“Government Security” defined as any bond, indenture, or note, issued or fully guaranteed as to principal and interest by the United States Government or issued or fully guaranteed by any agency or instrumentality thereof.

b.

Fixed or floating rate instruments of corporate and bank issuers rated at least A3 by Moody’s Investors Service, Inc. (“Moody’s”), or A- by Standard & Poor’s Corporation (“S&P”) or A- by Fitch. Such minimum ratings shall exist by at least two of the three NRSO’s.

c.

Commercial paper, Domestic Certificates of Deposit, and Bankers’ Acceptances where such instruments or their issuer, as appropriate, shall be rated at least A-2 by S&P or P-2 by Moody’s or F-2 by Fitch. Such minimum ratings shall exist by at least two of the three NRSO’s.

d.

Term and Overnight Repurchase transactions with Counterparties collateralized by US Treasuries, US Government Agency Debentures, Mortgage Backed, REMICS and CMO’s Unrated Whole Loans. Private Label MBS, CMO’s, ABS or Corporates rated at least investment grade by Moodys or by Standard & Poors

Corporation or Fitch and Money Market Instruments rated at least P-2 by Moodys or A-2 by Standard and Poor’s Corporation or F-2 by Fitch. Equities listed on a US exchange.

e.	Money Market Mutual funds and other commingled funds.
f.

Asset-backed securities having a minimum rating, at the time of purchase, of at least A-1+ by S&P or P-1 by Moody’s or F-1+ by Fitch if the final maturity is 13 months or less AAA by S&P or Aaa by Moody’s or AAA by Fitch for longer maturities. Such minimum ratings shall exist by at least two of the three NRSO’s.

g.

Insurance company funding agreement (FA’s), funding agreement backed notes (FA backed notes) or guaranteed investment contracts (GIC’s) of issuers, or guaranteed by entities, rated A-1 by S&P or P-1 by Moody’s or F-1 by Fitch. Such minimum ratings shall exist by at least two of the three NRSO’s with no single NRSO rating below the minimum rating at time of purchase. In the absence of a short term rating the issuer must have a long term rating of AA- by Standard & Poor’s or Aa3 by Moody’s or AA- by Fitch. Such minimum ratings shall exist by at least two of the three NRSO’s.

h.	Master Notes of issuers rated, or majority owned or guaranteed by entities rated, A-1 by S&P or P-1 by Moody’s or F-1 by Fitch. Such minimum ratings shall exist by at least two of the three NRSO’s.
III	Trade Date Compliance
a.

All restrictions, minimum ratings requirements and diversification limitations pertain to the account at the time of purchase. Lender acknowledges that Agent shall not be liable for any market loss that results from a sale of any asset provided the asset satisfied all ratings requirements as set forth herein at the time of purchase

IV.	Maturity/Mismatch
a.

The maximum weighted average duration of all loans outstanding shall be no more than (90) days. Similarly, the maximum weighted average duration of all collateral investments shall be no more than (90) days.

b.	Weighted average duration mismatch between loans and collateral investments shall not exceed twenty-one (21) days.
c.

No fixed rate instrument, other than asset-backed securities, will have a final maturity date in excess of thirteen (13) months from time of purchase, or in the case of asset-backed securities an expected average life of one point two-five (1.25) years.

d.	Floating and variable rate securities, other than asset-backed securities, may have a three (3) year final maturity from time of purchase and must utilize a standard market index. Floating rate asset-backed securities may have an average life of no greater than two (2) years. Amortizing floating rate asset-backed securities may have an average life not greater than two (2) years and an expected final payment date not exceeding four (4) years.

e.

Maturity limitations shall also utilize the put or demand date in investments which contain unconditional irrevocable demand or put features exercisable solely at the option of the investor. For the purpose of calculating interest rate mismatch risk and the calculation of weighted average maturity or duration, the maturity date on floating rate securities shall be deemed to be the next interest rate reset date. In the case of Fixed Rate Asset Backed Securities, expected maturity shall be used in calculating weighted average maturity. Money market investments shall be viewed as the next business day.

f	The minimum overnight (next business day) liquidity level will be targeted at not less than twenty percent (20%) of collateral investment assets.
V.	Diversification
a.	The aggregate value of securities on loan to any one counterparty may not exceed the greater of $25 million or twenty percent (20%) of total loans.
b.

Collateral investments held in any one non-U.S. government backed issuer may not exceed the greater of $10MM or 5% of the Total Collateral Investment Pool_ Repurchase Transactions with any single Counterparty shall be limited to the greater of $25MM or 15% of the Total Collateral Investment Pool.

ACCEPTED AND APPROVED BY, as of October 1, 2005: CNI CHARTER FUNDS By: /s/ Vernon C. Kozlen Name: Vernon C. Kozlen Title: President Date: October 1, 2005

ATTACHMENT D

REVENUE SHARING

All revenue shall accrue daily and shall be apportioned as follows: 60% to CNI Charter Funds (Lender) and 40% to Wachovia Bank, N.A. (Agent).

Net earnings shall include the difference between (i) the sum of income received from the investment of Collateral received in securities loans, loan fees received from securities loans, and fees paid by a Borrower on loans collateralized with Collateral other than Cash Collateral; and (ii) any rebate paid to a Borrower if one was named as agent for such Borrower, and any other allocable fees and expenses in connection with securities loans. Agent shall forward to Lender monthly, its allocation of revenue.

ATTACHMENT E

CNI Charter Funds

(Approved Lending Funds as of October 1, 2005)

AHA Limited Maturity Fixed Income Fund

AHA Full Maturity Fixed Income Fund

AHA Balance Fund

AHA Diversified Equity Fund

AHA Socially Responsible Equity Fund

Exhibit F

POWER OF ATTORNEY

FOR

SECURITIES AND EXCHANGE COMMISSION

AND RELATED FILINGS

________________________________

Each of the undersigned Trustees and Officers of CNI CHARTER FUNDS (the “Trust”) hereby appoints JOHN MUNCH and VERNON KOZLEN (with full power to each of them to act alone), his or her attorney–in–fact and agent, in all capacities, to execute and to file any documents relating to the Registration Statement of the Trust on Forms N-1A and N–14 under the Investment Company Act of 1940, under the Securities Act of 1933, and under the laws of all states and other domestic and foreign jurisdictions, including any and all amendments thereto, covering the registration statement and the sale of shares by the Trust, including all exhibits and any and all documents required to be filed with respect thereto with any regulatory authority, including applications for exemptive orders rulings or filings of proxy materials. Each of the undersigned grants to each of said attorneys full authority to do every act necessary to be done in order to effectuate the same as fully, to all intents and purposes, as he could do if personally present, thereby ratifying all that said attorneys–in–fact and agents may lawfully do or cause to be done by virtue hereof.

Each undersigned Trustee and Officer hereby executes this Power of Attorney as of this 20th day of February, 2003.

/s/ Irwin G. Barnet
Irwin G. Barnet
Trustee

/s/ Victor Meschures
Victor Meschures
Trustee

/s/ William R. Sweet

William R. Sweet

Trustee

/s/ James R. Wolford
James R. Wolford
Trustee

Exhibit G

PROXY CARD

CNI CHARTER FUNDS

TECHNOLOGY GROWTH FUND

This proxy is solicited by the Board of Trustees of CNI Charter Funds (the “Trust”) for use at a special meeting of shareholders of the Technology Growth Fund (the “Fund”) to be held on March 28, 2007.

The undersigned hereby appoints __________and _____________, and each of them, as attorneys and proxies of the undersigned, with the power of substitution and resubstitution, to attend, and to vote all shares of the Fund at the above-referenced meeting of shareholders and any adjournment or adjournments thereof, and to vote all shares of the Fund that the undersigned may be entitled to vote with respect to the following proposals in accordance with the specifications indicated, if any, and with all the powers which the undersigned would possess if personally present, hereby revoking any prior proxy to vote at such meeting. The undersigned hereby acknowledges receipt of the notice of special meeting of shareholders of the Fund and the combined proxy statement and prospectus dated February 28, 2007.

Note: Please sign exactly as name(s) appear(s) hereon. Corporate or partnership proxies should be signed in full corporate or partnership name by an authorized officer. Each joint owner should sign personally. When signing as a fiduciary, please give full title as such.

__________________________________	__________________________________
Signature	Signature of joint owner, if any

_____________________________, 2007

Date

VOTE THIS PROXY CARD TODAY!

This proxy will be voted as specified below with respect to the action to be taken on each of the following proposals. In the absence of any specification, this proxy will be voted in favor of each proposal. The Board of Trustees recommends that you vote FOR each of the proposals below.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS.

Example: ☒

1. To approve the Agreement and Plan of Reorganization whereby the Technology Growth Fund of CNI Charter Funds (the “Trust”) will be reorganized into the Large Cap Growth Equity Fund series of the Trust.

FOR	AGAINST	ABSTAIN
/ /	/ /	/ /
2.	In their discretion, on any other matter that may properly come before the meeting.
PLEASE MARK, SIGN, DATE AND RETURN THIS
PROXY CARD PROMPTLY IN THE ENCLOSED
POSTAGE-PAID ENVELOPE OR BY FAX TO _____________.